UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23474)

KKR Credit Opportunities Portfolio

(Exact name of registrant as specified in charter)

555 California Street, 50th Floor

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

Annette O’Donnell-Butner

KKR Credit Advisors (US) LLC

555 California Street, 50th Floor

San Francisco, CA 94104

(Name and address of agent for service)

(415) 315-3620

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

KKR Credit Opportunities Portfolio

Semi-Annual Report

April 30, 2022

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

The KKR Credit Opportunities Portfolio (the “Fund”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT is available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent year ended June 30 will be available (i) without charge, upon request, by calling 855-862-6092; and (ii) on the Commission’s website at http://www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES

The statement of additional information includes information about the Fund’s Trustees and is available without charge, upon request, by calling 855-862-6092 and by visiting the Commission’s website at www.sec.gov or the Fund’s website at kkrfunds.com/kcop.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Management’s Discussion of Fund Performance

Looking Back on the Markets — April 30, 2022

As we began to witness this January, 2022 was certainly going to look and feel very different than the year prior. Closing out 2021 the market began to grapple with discrepancies in perception versus reality after a year of unprecedented and record-breaking issuance, performance and deal activity. January quickly snapped us back to the staunch reality of inflationary pressures, a hawkish Fed and an increasingly tepid market environment. Many of the market’s performance drivers over the last 24 months were borne out of the crisis manifested from the onset of COVID-19 in the first quarter of 2020. We are now starting to witness expansive ripple effects unfold as the Fed sits between a rock and a hard place to combat historically high levels of inflation and a devastating war in Europe that has sent geopolitical shockwaves through the global markets.

The S&P is off to its worst start since 1939 and the NASDAQ has sold off nearly 21% as of April 30th, catapulting a shutdown of the IPO market and igniting a new fear of slowing growth. On the credit side, the globalization of markets over the last decade, which also fueled growth, is starting to experience the impacts of the impending Fed unwind. Although we have been highlighting this for some time, it is now apparent due to the exacerbated market conditions which have prompted volatility in asset pricing, currencies and FX derivatives and fund flows across the ecosystem. Importantly, this market is now highlighting the decoupling of the stock market and credit markets which will be an important dynamic for portfolio construction and asset allocation across investment portfolios. Additionally, given the intrinsic relationship between fund flows and market making — this event kick started a domino effect on the heels of Russia’s invasion of Ukraine — the primary credit calendar froze and universally stalled capital markets activities. This resulted in the redirection of deal flow from issuers and simultaneously ignited private credit market activity. We are now experiencing credit moving from one segment of the market as a result of the volatility and decoupling effect to another segment — privates. Private credit investors have been excited about this recent flow as it brings forth bigger businesses and capital structures to lend to. On the rate side, the short end of the curve first experienced considerable movement and then flipped to the long end in the last weeks of April. Long duration assets such as investment grade bonds and high yield BB’s endured rate pain while floating rate leveraged loans weathered the mark to market storm, ending the quarter near flat. As a stark pall of uncertainty ensued, cash reserves continued to increase and pending mergers and acquisitions sought to find a new capital base and home. However, it is important to highlight that the increased dispersion in the market is more tied to technical headwinds than it is to fundamentals.

As the March 16th Federal Open Market Committee (“FOMC”) meeting grew near, we saw the market find more of its footing, albeit cautiously and almost akin to a sigh of relief, as Fed Chair Powell finally confirmed what the market and market participants already were expecting: a 25 basis point increase to the Federal Funds rate. With the FOMC meeting under our belts and now the great debate focused on how many hikes we could potentially see in 2022, the global credit markets continued to recalibrate with large inflows into bank loans and outflows out of high yield. The outsized swath of flows, both institutional and retail, were moderated by the on-going supply demand imbalance technical in the market, which we will discuss further in this note. While Russia’s attack on Ukraine, coupled with inflation and a rising rate environment have introduced additional complexity for market participants to navigate, the demand for consistent income, down-side protection and preservation of capital remains persistent and is arguably even more important than ever before.

Furthermore, the current rotation from fixed to floating interest rates has been an asset allocation call versus a specific credit thesis or selection. Market participants are shifting into floating rate for the sake of the floating rate over the quality of the credit and over liquidity. This lack of acknowledgement highlights favoring a technical attribute over credit selection and also confirms that the market is not experiencing a traditional flight to quality, which often happens in markets wrought with concern and lack of conviction. In many cases, the exact opposite is happening as the loan market has a higher concentration of single B assets and lower rated assets than the high yield or investment grade markets.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Notwithstanding the exogenous shock the crisis in Ukraine has catalyzed across the global markets, and in Europe in particular, the market volatility has been orderly until recently in Q2. There continues to be growing anxiety around what the future holds. It is important to remember there is still plenty of dry powder sitting on the sidelines assessing the market’s moves but simultaneously the market construct has created less incentive for investors to lean into risk.

Overall, the U.S. has been more insulated from the immediate shocks of the geopolitical crisis, although, not immune. In Europe, the conflict has already taken a toll, most notably stunting growth which many believe is likely to eventually lead to a recession. Globally, we have been witnessing the severe impact on commodity prices, currency depreciation coupled with foreign exchange volatility, and further exacerbation to existing inflationary headwinds. On the whole, U.S. Bank Loans closed out the first quarter nearly flat at -0.10%,2 demonstrating the greatest resilience across asset classes. At the same time, European Bank Loans ended the quarter -0.50%,3 CLO Liabilities -0.33%,4 U.S. High Yield -4.51%,5 and European High Yield -4.83%6 on a total return basis as of March 31, 2022. As we compared public liquid credit returns to private credit returns, which are in the low single digits for the first quarter, it has become clear there is dispersion between asset classes.

The market ride is likely to continue to be bumpy but we think it is prudent to stick with conviction, fundamentals and seek out opportunity through the volatile moments. The globalization of markets we have witnessed has created an influential interdependency amongst a broad range of macroeconomic inputs that can result in volatility. In the same vein, this globalization effect has also prompted a decoupling amongst market segments such as fund flows and stocks and credit that will take some time to filter through the system. With the market still demanding a “show me” fundamental results story as corporate earnings roll in, acute attention paid on margin compression, currency fluctuations and the long-term net effects of slowing growth, we believe there could be real dispersion on the horizon. We are living through an environment where the Fed has openly acknowledged there is a need to actively dampen consumer demand to temper inflation but the supply side headwinds cannot be controlled by the Fed, further spotlighting the interconnectedness and globalization of the markets. If inflation continues to stay elevated coupled with slowing growth, credit should become an even larger portion of an investment portfolio.

Overall, we think this all points to the perpetual need for a diverse and sustainable approach to investing in corporate credit, an approach that marries the fundamentals and bottom up analysis with the swift ability to act, pivot and execute across a holistic set of solutions and broad range of market segments and capital bases. As a result, we have real time access to market movements that informs our views and promotes our ability to execute with speed and certainty across all of our core competencies. At our core we are long term fundamental credit investors focused on delivering consistent returns with downside protection. The scale and breadth of KKR’s global portfolio means that our team is in the market all day, every day, sharing insights globally and working collaboratively to identify, extract and underwrite value. That is one element that is unique to us — we operate as one global team and the value of leadership and teamwork is unparalleled when it all comes together in a challenging environment. Given this market is going to test the time of patience, we believe it is important to have dry powder to lean in when there is volatility, scaled capital to address a multitude of investment scenarios and to remember to stay focused on the long term goal — delivering for our clients.

Background and Fund Performance

KKR Credit Opportunities Portfolio (“KCOP” or, the “Fund”) is a diversified, closed-end management investment company that continuously offers its shares and is operated as an “interval fund.” The Fund’s investment objective is to seek to provide attractive risk-adjusted returns and high current income.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

The Fund seeks to achieve its investment objectives by investing in a select portfolio with exposure to two primary credit strategies:

1.

Opportunistic Credit, a conviction-based approach investing in a portfolio consisting primarily of publicly traded high yield bonds, first- and second-lien secured bank loans and structured credit (e.g., collateralized loan obligations (“CLOs”) and mezzanine debt) and

2.

Private Credit, which includes directly originated hard and financial asset-based lending, corporate mezzanine debt, as well as directly originated first-lien, second-lien and unitranche senior loans to upper middle-market companies.

Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (as defined below) in senior and subordinated corporate debt and debt related instruments, including bonds, secured bank loans, convertible securities, structured products, convertible debt securities, repurchase agreements, and municipal securities.

The Fund expects, under normal circumstances, to invest 70-80% of its Managed Assets in the Opportunistic Credit strategy and 20-30% of its Managed Assets in the Private Credit Strategy, though the Fund’s allocation in investments could vary from these guidelines at any time in the Fund’s discretion. On at least a quarterly basis, the Fund’s Investment Committee will meet to, among other things, review and establish the allocation percentage between the Opportunistic Credit Strategy and Private Credit Strategy for the ensuing period. The Investment Committee will consider factors such as KKR’s macro-economic and market outlooks, assessment of the relative risk and return of each strategy, and other factors in making its determination. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).

As of April 30, 2022, the Fund held 63.04% of its net assets in first and second-lien leveraged loans, 62.16% of its net assets in high-yield corporate debt, 6.96% of its net assets in asset backed securities, 5.33% of its net assets in equities and other investments. KCOP’s investments represented obligations and equity interests in 298 positions across a diverse group of industries. The top ten issuers represented 32.7% of the Fund’s net assets while the top five industry groups represented 49.00% of the Fund’s net assets. The Fund’s Securities and Exchange Commission 30-day yield for Class D, Class I, Class T, and Class U were 7.33%, 7.60%, 6.81% and 6.81%, respectively.

Business Updates

We thank you for your partnership and continued investment in KCOP. We look forward to continued communications and will keep you apprised of the progress of KCOP specifically and the leveraged finance market place generally. Fund information is available on our website at kkrfunds.com/kcop.

References:

1.	Bloomberg as of April 29, 2022.
2.	S&P LSTA and KKR Credit Analysis as of March 31, 2022.
3.	S&P LCD and KKR Credit Analysis as of March 31, 2022.
4.	S&P LSTA and KKR Credit Analysis as of March 31, 2022.
5.	ICE BofAML and KKR Credit Analysis as of March 31, 2022.
6.	S&P LCD and KKR Credit Analysis as of March 31, 2022.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Consolidated Schedule of Investments

Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes
Leveraged Loans - 63.04%

Aerospace & Defense - 3.48%

Amentum Services Inc	TL 2L 12/21	SOFR (6M) + 7.50%	8.53%	2/15/2030	USA	USD	2,767,140	$2,700,175	(a) (b) (d)

Arcfield Acquisition Corp	Revolver 1L 03/22	LIBOR (3M) + 5.75%	7.08%	3/10/2027	USA	USD	143,583	(718)	(a) (b) (e)

Arcfield Acquisition Corp	TL 1L 03/22	LIBOR (3M) + 5.75%	7.08%	3/10/2028	USA	USD	989,130	984,184	(a) (b) (d)

EaglePicher Technologies LLC	TL 2L 02/18	LIBOR (1M) + 7.25%	8.01%	3/8/2026	USA	USD	2,506,459	2,280,878	(d)

Sequa Corp	TL 1L 07/20	LIBOR (3M) + 6.75%	7.75%	11/28/2023	USA	USD	7,908,353	7,921,559	(a) (d)

Sequa Corp	TL 1L B 06/20	LIBOR (3M) + 9.00%	10.00%	7/31/2025	USA	USD	396,887	412,762	(a) (b) (d)

Sequa Corp	TL 2L 07/20	LIBOR (3M) + 10.75%	11.75%	4/28/2024	USA	USD	4,642,245	4,628,318	(a) (d)

Ultra Electronics Holdings PLC	TL 1L B 11/21	LIBOR (3M) + 3.75%	5.08%	11/17/2028	USA	USD	133,190	132,341	(a) (d)

Ultra Electronics Holdings PLC	TL 1L B 11/21	EURIBOR (3M) + 3.75%	3.75%	11/17/2028	LUX	EUR	104,000	108,888	(a) (d)

Alternative Carriers - 1.37%

Segra	TL 1L B 08/21	LIBOR (1M) + 4.50%	5.51%	10/4/2028	USA	USD	7,673,284	7,535,395	(d)

Apparel, Accessories & Luxury Goods - 2.87%

Varsity Brands Inc	TL 1L 11/17	LIBOR (1M) + 3.50%	4.50%	12/16/2024	USA	USD	16,411,022	15,843,529	(d)

Application Software - 8.12%

Applied Systems Inc	TL 2L 02/21	LIBOR (3M) + 5.50%	6.51%	9/19/2025	USA	USD	106,592	106,782	(d)

Community Brands Inc	Revolver 1L 02/22	SOFR (3M) + 5.75%	7.08%	2/23/2028	USA	USD	60,610	(1,212)	(a) (b) (e)

Community Brands Inc	TL 1L 02/22	SOFR (3M) + 5.75%	7.08%	2/23/2028	USA	USD	1,030,300	1,009,694	(a) (b) (d)

Community Brands Inc	TL 1L DD 02/22	SOFR (3M) + 5.75%	7.08%	2/23/2028	USA	USD	121,212	(2,424)	(a) (b) (e)

Epicor Software Corp	TL 2L 07/20	LIBOR (1M) + 7.75%	8.75%	7/31/2028	USA	USD	1,544,288	1,579,683	(d)

Follett Software Co	Revolver 1L 08/21	LIBOR (3M) + 5.75%	7.08%	8/31/2027	USA	USD	136,050	(1,034)	(a) (b) (e)

Follett Software Co	TL 1L 08/21	LIBOR (3M) + 5.75%	7.08%	8/31/2028	USA	USD	1,545,833	1,534,085	(a) (b) (d)

Med-Metrix	Revolver 1L 09/21	LIBOR (3M) + 6.00%	0.50%	9/15/2027	USA	USD	158,828	—	(a) (b) (e)

Med-Metrix	TL 1L 09/21	LIBOR (3M) + 6.00%	7.00%	9/15/2027	USA	USD	1,264,270	1,265,155	(a) (b) (d)

Med-Metrix	TL 1L DD 09/21	LIBOR (3M) + 6.00%	1.00%	9/15/2027	USA	USD	635,312	127,507	(a) (b) (e)

Misys Ltd	TL 1L 04/17	LIBOR (3M) + 3.50%	4.74%	6/13/2024	USA	USD	2,885,768	2,806,640	(d)

Misys Ltd	TL 2L 04/17	LIBOR (3M) + 7.25%	8.49%	6/13/2025	USA	USD	9,735,446	9,390,665	(d)

SAMBA Safety Inc	Revolver 1L 09/21	LIBOR (3M) + 5.75%	2.05%	9/1/2027	USA	USD	41,810	10,231	(a) (b) (e)

SAMBA Safety Inc	TL 1L 09/21	LIBOR (3M) + 5.75%	6.76%	9/1/2027	USA	USD	469,144	466,658	(a) (b) (d)

SAMBA Safety Inc	TL 1L DD 09/21	LIBOR (3M) + 5.75%	1.00%	9/1/2027	USA	USD	104,520	(554)	(a) (b) (e)

Solera LLC	TL 2L 06/21	LIBOR (1M) + 8.00%	9.00%	6/4/2029	USA	USD	16,105,314	16,038,156	(d)

TIBCO Software Inc	TL 2L 02/20	LIBOR (1M) + 7.25%	8.02%	3/3/2028	USA	USD	10,435,002	10,441,524	(d)

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes

Auto Parts & Equipment - 0.36%

Innovative XCessories & Services LLC	TL 1L 02/20	LIBOR (3M) + 4.25%	5.00%	3/5/2027	USA	USD	1,235,716	$1,150,760	(d)

Rough Country LLC	TL 2L 07/21	LIBOR (3M) + 6.50%	7.51%	7/30/2029	USA	USD	861,230	840,776	(d)

Broadcasting - 3.53%

NEP Broadcasting LLC	TL 1L 05/20	LIBOR (3M) + 8.25%	9.25%	6/1/2025	USA	USD	151,540	156,087	(a) (b) (d)

NEP Broadcasting LLC	TL 1L B 09/18	LIBOR (1M) + 3.25%	4.01%	10/20/2025	USA	USD	6,374,666	6,271,078	(d)

NEP Broadcasting LLC	TL 2L 09/18	LIBOR (1M) + 7.00%	7.76%	10/19/2026	USA	USD	13,482,722	13,047,365	(d)

Building Products - 1.06%

DiversiTech Holdings Inc	TL 2L B 12/21	LIBOR (3M) + 6.75%	7.76%	12/15/2029	USA	USD	1,945,020	1,896,394	(d)

VC GB Holdings Inc (Visual Comfort)	TL 2L 06/21	LIBOR (3M) + 6.75%	7.76%	7/23/2029	USA	USD	4,110,401	3,948,554	(d)

Construction & Engineering - 2.87%

Brand Energy & Infrastructure Services Inc	TL 1L 05/17	LIBOR (3M) + 4.25%	5.40%	6/21/2024	USA	USD	717,716	683,990	(d)

Total Safety US Inc	TL 1L B 07/19	LIBOR (6M) + 6.00%	7.01%	8/18/2025	USA	USD	6,703,640	6,534,675	(d)

USIC Holdings Inc	TL 2L 05/21	LIBOR (1M) + 6.50%	7.26%	5/14/2029	USA	USD	2,682,939	2,669,524	(d)

Yak Access LLC	TL 1L B 05/18	LIBOR (3M) + 5.00%	5.51%	7/11/2025	USA	USD	6,809,083	5,919,102	(a) (d)

Construction Machinery & Heavy Trucks - 1.48%

Accuride Corp	TL 1L B 10/17	LIBOR (3M) + 5.25%	6.26%	11/17/2023	USA	USD	8,685,298	8,167,567	(d)

Data Processing & Outsourced Services - 0.56%

Encora Digital Inc	TL 1L 12/21	LIBOR (3M) + 5.50%	6.83%	12/13/2028	CYM	USD	1,652,370	1,619,089	(a) (b) (d)

Encora Digital Inc	TL 1L 12/21	9.75%	9.75%	12/13/2029	CYM	USD	437,979	424,840	(a) (b) (d) (f)

Encora Digital Inc	TL 1L DD 12/21	LIBOR (3M) + 5.50%	6.83%	12/13/2028	CYM	USD	398,160	(8,019)	(a) (b) (e)

West Corp	TL 1L 09/17	LIBOR (3M) + 4.00%	5.00%	10/10/2024	USA	USD	1,141,288	1,071,623	(d)

Department Stores - 0.11%

Belk Inc	TL 1L 02/21	LIBOR (3M) + 7.50%	8.50%	7/31/2025	USA	USD	53,180	52,582	(a) (d)

Belk Inc	TL 1L EXIT 02/21	8.00% PIK, 5.00%	13.00%	7/31/2025	USA	USD	951,960	568,501	(a) (d) (f)

Distributors - 1.73%

Caldic BV	TL 1L B 01/22	SOFR (6M) + 4.00%	5.33%	2/4/2029	NLD	USD	108,660	107,528	(d)

Caldic BV	TL 1L B 02/22	EURIBOR (6M) + 4.00%	4.00%	2/4/2029	NLD	EUR	61,831	64,645	(d)

Caldic BV	TL 2L 03/22	SOFR (3M) + 7.25%	8.58%	12/30/2029	NLD	USD	6,499,085	6,320,360	(a) (b) (d)

Parts Town LLC	TL 1L 11/21	LIBOR (3M) + 5.50%	6.83%	11/1/2028	USA	USD	1,771,618	1,757,268	(a) (b) (d)

Parts Town LLC	TL 1L DD 11/21	LIBOR (1M) + 5.50%	6.83%	11/1/2028	USA	USD	1,294,328	1,283,844	(a) (b) (d)

Diversified Metals & Mining - 0.02%

Foresight Energy LLC	TL 1L A 06/20	LIBOR (1M) + 8.00%	9.50%	6/30/2027	USA	USD	123,016	123,016	(a) (b) (d)

Diversified Support Services - 0.19%

Access CIG LLC	TL 2L 02/18	LIBOR (1M) + 7.75%	8.21%	2/27/2026	USA	USD	143,000	142,166	(d)

VFS Global Services Pvt Ltd	TL 1L B 06/17	SONIA (1M) + 4.00%	4.72%	7/29/2024	LUX	GBP	711,402	886,566	(d)

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes

Education Services - 1.48%

Jostens Inc	TL 1L 12/18	LIBOR (3M) + 5.50%	6.51%	12/19/2025	USA	USD	8,129,487	$8,129,487	(d)

Electronic Equipment & Instruments - 0.67%

Excelitas Technologies Corp	TL 2L 10/17	LIBOR (3M) + 7.50%	8.50%	12/1/2025	USA	USD	3,690,005	3,701,536	(a) (d)

Environmental & Facilities Services - 1.24%

48Forty Solutions LLC	Revolver 1L 03/22	SOFR (1M) + 5.75%	7.08%	11/30/2026	USA	USD	610,068	90,290	(a) (b) (e)

48Forty Solutions LLC	TL 1L 02/22	SOFR (1M) + 5.75%	7.00%	11/30/2026	USA	USD	4,759,482	4,749,963	(a) (b) (d)

48Forty Solutions LLC	TL 1L 03/22	SOFR (3M) + 5.75%	7.08%	11/30/2026	USA	USD	1,974,240	1,970,292	(a) (b) (d)

48Forty Solutions LLC	TL 1L DD 03/22	SOFR (3M) + 5.75%	7.08%	11/30/2026	USA	USD	1,203,805	(2,408)	(a) (b) (e)

Financial Exchanges & Data - 0.14%

IntraFi Network LLC	TL 2L 11/21	LIBOR (1M) + 6.25%	6.75%	11/5/2029	USA	USD	751,420	744,608	(d)

Health Care Equipment - 4.80%

Drive DeVilbiss Healthcare LLC	TL 1L 03/21	LIBOR (3M) + 5.50%	10.51%	6/1/2025	USA	USD	19,575,807	18,825,369	(d) (f)

Orchid Orthopedic Solutions LLC	TL 1L 02/19	LIBOR (3M) + 4.50%	5.51%	3/5/2026	USA	USD	6,973,649	6,346,020	(d)

PartsSource Inc	Revolver 1L 10/21	LIBOR (3M) + 5.75%	7.08%	8/21/2026	USA	USD	87,104	(1,699)	(a) (b) (e)

PartsSource Inc	TL 1L 10/21	LIBOR (3M) + 5.75%	7.08%	8/23/2028	USA	USD	1,332,277	1,306,298	(a) (b) (d)

PartsSource Inc	TL 1L DD 08/21	LIBOR (3M) + 5.75%	1.00%	8/23/2028	USA	USD	464,562	(9,059)	(a) (b) (e)

Health Care Facilities - 0.85%

Lakefield Veterinary Group	TL 1L 11/21	LIBOR (1M) + 5.50%	6.83%	11/23/2028	USA	USD	2,216,178	2,182,049	(a) (b) (d)

Lakefield Veterinary Group	TL 1L DD 11/21	LIBOR (3M) + 5.50%	6.83%	11/23/2028	USA	USD	1,268,665	337,583	(a) (b) (e)

ScionHealth	TL 1L B 12/21	LIBOR (1M) + 5.25%	6.01%	12/17/2028	USA	USD	2,452,134	2,157,878	(a) (d)

Health Care Services - 1.44%

Affordable Care Inc	Revolver 1L 08/21	LIBOR (3M) + 5.50%	0.50%	8/2/2027	USA	USD	177,081	(708)	(a) (b) (e)

Affordable Care Inc	TL 1L 08/21	LIBOR (3M) + 5.50%	6.51%	8/2/2028	USA	USD	1,595,927	1,589,544	(a) (b) (d)

Affordable Care Inc	TL 1L DD 08/21	LIBOR (1M) + 5.50%	1.01%	8/2/2028	USA	USD	599,452	47,946	(a) (b) (e)

American Vision Partners	Revolver 1L 09/21	LIBOR (3M) + 5.75%	0.50%	9/30/2026	USA	USD	158,140	(1,629)	(a) (b) (e)

American Vision Partners	TL 1L 09/21	LIBOR (3M) + 5.75%	6.76%	9/30/2027	USA	USD	1,919,644	1,899,871	(a) (b) (d)

American Vision Partners	TL 1L DD 09/21	LIBOR (3M) + 5.75%	1.00%	9/30/2027	USA	USD	790,690	(8,144)	(a) (b) (e)

Amerivet Partners Management Inc	Revolver 1L 02/22	SOFR (3M) + 5.50%	6.83%	2/25/2028	USA	USD	197,240	(4,142)	(a) (b) (e)

Amerivet Partners Management Inc	TL 1L 02/22	SOFR (3M) + 5.50%	6.30%	2/25/2028	USA	USD	2,252,490	2,205,188	(a) (b) (d)

Amerivet Partners Management Inc	TL 1L DD 02/22	SOFR (3M) + 5.50%	6.30%	2/25/2028	USA	USD	1,577,920	(33,136)	(a) (b) (e)

Novotech Pty Ltd	TL 1L 01/22	SOFR (3M) + 5.75%	6.51%	1/13/2028	AUS	USD	1,144,851	1,121,376	(a) (b) (d)

Novotech Pty Ltd	TL 1L 01/22	BBSY (1M) + 5.75%	5.75%	1/13/2028	AUS	AUD	1,579,895	1,092,011	(a) (b) (d)

Novotech Pty Ltd	TL 1L DD 01/22	SOFR (3M) + 5.75%	6.55%	1/13/2028	AUS	USD	266,244	(5,459)	(a) (b) (e)

Paradigm Acquisition Corp	TL 2L 10/18 LC	LIBOR (3M) + 7.50%	7.85%	10/26/2026	USA	USD	11,538	11,365	(d)

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes

Health Care Technology - 0.07%

athenahealth Inc	TL 1L 01/22	SOFR (1M) + 3.50%	4.02%	2/15/2029	USA	USD	367,585	$363,219	(a)

athenahealth Inc	TL 1L DD 01/22	SOFR (1M) + 3.50%	1.75%	2/15/2029	USA	USD	54,442	(646)	(a) (e)

Hotels, Resorts & Cruise Lines - 0.51%

B&B Hotels SAS	TL 1L B3A 01/20	EURIBOR (6M) + 3.88%	3.88%	7/31/2026	FRA	EUR	1,886,660	1,903,806	(d)

B&B Hotels SAS	TL 1L B4 03/21	EURIBOR (6M) + 5.50%	5.50%	7/31/2026	FRA	EUR	337,480	354,453	(d)

Piolin BidCo SAU	TL 1L B 05/20	EURIBOR (3M) + 7.50%	7.50%	9/16/2026	ESP	EUR	539,891	571,791	(d)

Household Products - 2.52%

Polyconcept North America Inc	TL 1L B 08/16	LIBOR (6M) + 4.50%	6.00%	8/16/2023	USA	USD	13,910,310	13,872,613	(d)

Human Resource & Employment Services - 1.75%

Insight Global LLC	Revolver 1L 09/21	LIBOR (3M) + 6.00%	1.54%	9/22/2027	USA	USD	427,591	79,190	(a) (b) (e)

Insight Global LLC	TL 1L 02/22	LIBOR (1M) + 6.00%	7.01%	9/22/2028	USA	USD	1,050,861	1,035,309	(a) (b) (d)

Insight Global LLC	TL 1L 09/21	LIBOR (3M) + 6.00%	7.01%	9/22/2028	USA	USD	5,428,703	5,348,358	(a) (b) (d)

Oxford Global Resources LLC	Revolver 1L 08/21	LIBOR (3M) + 6.00%	3.22%	8/17/2027	USA	USD	128,823	88,888	(a) (b) (e)

Oxford Global Resources LLC	TL 1L 08/21	LIBOR (3M) + 6.00%	7.10%	8/17/2027	USA	USD	1,486,869	1,503,820	(a) (b) (d)

Oxford Global Resources LLC	TL 1L DD 08/21	LIBOR (3M) + 6.00%	1.00%	8/17/2027	USA	USD	257,645	2,937	(a) (b) (e)

SIRVA Worldwide Inc	TL 1L 07/18	LIBOR (3M) + 5.50%	6.30%	8/4/2025	USA	USD	1,649,287	1,551,155	(d)

SIRVA Worldwide Inc	TL 2L 07/18	LIBOR (3M) + 9.50%	10.42%	8/3/2026	USA	USD	59,000	50,224	(d)

Industrial Machinery - 1.28%

CPM Holdings Inc	TL 2L 10/18	LIBOR (1M) + 8.25%	8.71%	11/16/2026	USA	USD	371,172	369,316	(d)

Engineered Machinery Holdings Inc	TL 2L 08/21	LIBOR (3M) + 6.00%	7.01%	5/21/2029	USA	USD	297,640	297,640	(d)

SPX Corp	TL 1L B 03/22	SOFR (1M) + 4.50%	5.83%	3/18/2029	USA	USD	4,855,080	4,739,772	(d)

Time Manufacturing Co	Revolver 1L 12/21	LIBOR (3M) + 6.50%	3.44%	12/1/2027	USA	USD	153,560	111,891	(a) (b) (e)

Time Manufacturing Co	TL 1L 12/21	LIBOR (3M) + 6.50%	7.83%	12/1/2027	USA	USD	928,406	904,360	(a) (b) (d)

Time Manufacturing Co	TL 1L 12/21	EURIBOR (3M) + 6.50%	7.25%	12/1/2027	DEU	EUR	598,500	613,558	(a) (b) (d)

Time Manufacturing Co	TL 1L DD 12/21	LIBOR (3M) + 6.50%	1.00%	12/1/2027	USA	USD	279,199	(7,231)	(a) (b) (e)

Insurance Brokers - 1.05%

Alera Group Intermediate Holdings Inc	TL 1L 09/21	LIBOR (1M) + 5.50%	6.26%	10/2/2028	USA	USD	660,212	651,233	(a) (b) (d)

Alera Group Intermediate Holdings Inc	TL 1L DD 09/21	LIBOR (1M) + 5.50%	3.59%	10/2/2028	USA	USD	187,590	178,629	(a) (b) (e)

Alera Group Intermediate Holdings Inc	TL 1L DD 12/21	LIBOR (3M) + 5.50%	6.26%	10/2/2028	USA	USD	540,718	3,461	(a) (b) (e)

Foundation Risk Partners Corp	Revolver 1L 10/21	LIBOR (3M) + 5.75%	0.50%	10/29/2027	USA	USD	141,750	(1,970)	(a) (b) (e)

Foundation Risk Partners Corp	TL 1L 03/22	SOFR (1M) + 5.75%	6.55%	10/29/2028	USA	USD	840,128	828,450	(a) (b) (d)

Foundation Risk Partners Corp	TL 1L 10/21	LIBOR (3M) + 5.75%	7.08%	10/29/2028	USA	USD	1,342,420	1,323,760	(a) (b) (d)

Foundation Risk Partners Corp	TL 1L DD 03/22	SOFR (3M) + 5.75%	6.55%	10/29/2028	USA	USD	3,360,512	(46,711)	(a) (b) (e)

Foundation Risk Partners Corp	TL 1L DD 10/21	LIBOR (1M) + 5.75%	3.48%	10/29/2028	USA	USD	291,830	235,301	(a) (b) (e)

Galway Partners Holdings LLC	Revolver 1L 09/21	LIBOR (3M) + 5.25%	0.50%	9/30/2027	USA	USD	205,492	(4,151)	(a) (b) (e)

Galway Partners Holdings LLC	TL 1L 09/21	LIBOR (3M) + 5.25%	6.26%	9/29/2028	USA	USD	2,639,201	2,585,888	(a) (b)

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes

Galway Partners Holdings LLC	TL 1L DD 09/21	LIBOR (3M) + 5.25%	0.50%	9/29/2028	USA	USD	289,583	$(5,850)	(a) (b) (e)

Integrity Marketing Group LLC	TL 1L DD 12/21	LIBOR (3M) + 5.50%	6.83%	8/27/2025	USA	USD	2,952,345	54,323	(a) (b) (e)

IT Consulting & Other Services - 2.38%

3Pillar Global Inc	Revolver 1L 11/21	LIBOR (3M) + 6.00%	7.33%	11/23/2026	USA	USD	186,240	(1,918)	(a) (b) (e)

3Pillar Global Inc	TL 1L 11/21	LIBOR (3M) + 5.75%	7.08%	11/23/2027	USA	USD	1,950,624	1,930,533	(a) (b) (d)

3Pillar Global Inc	TL 1L DD 11/21	LIBOR (3M) + 6.00%	7.33%	11/23/2027	USA	USD	620,800	(6,394)	(a) (b) (e)

PSAV Inc	TL 1L B1 12/20	0.25% PIK, LIBOR (6M) + 3.25%	4.50%	3/3/2025	USA	USD	9,347,453	8,731,129	(d) (f)

PSAV Inc	TL 1L B3 12/20	10.00% PIK, 5.00%	15.00%	10/15/2026	USA	USD	612,264	697,219	(d) (f)

PSAV Inc	TL 2L 02/18	LIBOR (3M) + 7.25%	8.25%	9/1/2025	USA	USD	2,000,843	1,775,748	(d)

Leisure Facilities - 0.90%

United PF Holdings LLC	TL 1L 01/20	LIBOR (3M) + 4.00%	5.33%	12/30/2026	USA	USD	5,057,082	4,911,690	(d)

United PF Holdings LLC	TL 1L 06/20	LIBOR (3M) + 8.50%	9.51%	12/30/2026	USA	USD	56,130	56,972	(d)

Leisure Products - 2.17%

Areas Worldwide SASU	TL 1L B1 06/19	EURIBOR (6M) + 4.75%	4.75%	7/1/2026	ESP	EUR	12,328,214	11,955,877	(d)

Life & Health Insurance - 0.60%

Luxembourg Life Fund - Absolute Return Fund II	TL 1L 02/22	SOFR (3M) + 7.50	8.83%	2/10/2027	LUX	USD	3,333,330	3,308,997	(a) (b)

Life Sciences Tools & Services - 1.03%

PAREXEL International Corp	TL 2L 07/21	LIBOR (1M) + 6.50%	7.26%	11/15/2029	USA	USD	5,766,010	5,679,520	(a) (b) (d)

Marine Ports & Services - 1.54%

Direct ChassisLink Inc	TL 2L B 04/19	LIBOR (3M) + 6.75%	7.74%	4/10/2026	USA	USD	8,523,150	8,469,880	(d)

Movies & Entertainment - 0.19%

Cast & Crew Entertainment Services LLC	TL 1L 01/19	LIBOR (1M) + 3.50%	4.26%	2/9/2026	USA	USD	1,043,829	1,040,478	(d)

Oil & Gas Equipment & Services - 0.44%

Caprock Midstream LLC	TL 1L B 10/18	LIBOR (1M) + 4.75%	5.51%	11/3/2025	USA	USD	2,409,502	2,406,491	(d)

Personal Products - 0.16%

Pretium Packaging LLC	TL 1L 09/21	LIBOR (1M) + 4.00%	4.73%	10/2/2028	USA	USD	65,705	63,898	(d)

Pretium Packaging LLC	TL 2L 09/21	LIBOR (3M) + 6.75%	7.48%	10/1/2029	USA	USD	810,470	792,883	(a) (b) (d)

Property & Casualty Insurance - 0.59%

Alacrity Solutions Group LLC	Revolver 1L 12/21	PRIME (3M) + 4.25%	7.75%	12/22/2027	USA	USD	505,280	47,850	(a) (b)

Alacrity Solutions Group LLC	TL 1L 12/21	LIBOR (1M) + 5.25%	6.00%	12/22/2028	USA	USD	3,244,720	3,195,076	(a) (b) (d)

Real Estate Operating Companies - 1.29%

Opendoor Labs Inc	TL 2L DD 10/21	10.00%	10.00%	4/1/2026	USA	USD	11,000,000	7,134,887	(a) (b)

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes

Real Estate Services - 0.40%

SitusAMC Holdings Corp	TL 1L 12/21	LIBOR (1M) + 5.75%	6.50%	12/22/2027	USA	USD	2,236,030	$2,206,514	(a) (b) (d)

Research & Consulting Services - 0.18%

Element Materials Technology Group US Holdings Inc	TL 1L B 03/22	EURIBOR (3M) + 4.25%	4.25%	4/12/2029	GBR	EUR	51,387	54,251	(d)

Element Materials Technology Group US Holdings Inc	TL 1L B 04/22	SOFR (3M) + 4.25%	5.05%	4/12/2029	USA	USD	148,059	147,813

Element Materials Technology Group US Holdings Inc	TL 1L B 05/17	LIBOR (3M) + 3.50%	4.51%	6/28/2024	USA	USD	78,591	78,512	(d)

Element Materials Technology Group US Holdings Inc	TL 1L DD 04/22	SOFR (1M) + 4.25%	0.50%	4/12/2029	USA	USD	61,978	(103)

TMF Group Holding BV	TL 2L 12/17	EURIBOR (6M) + 6.88%	6.88%	5/4/2026	NLD	EUR	693,210	722,435	(d)

Security & Alarm Services - 0.07%

Monitronics International Inc	TL 1L EXIT 08/19	LIBOR (3M) + 7.50%	8.75%	3/29/2024	USA	USD	516,829	400,542	(d)

Specialized Consumer Services - 0.24%

Learning Care Group Inc	TL 1L B 05/20	LIBOR (6M) + 8.50%	9.52%	3/13/2025	USA	USD	276,927	279,697	(a) (d)

Learning Care Group Inc	TL 2L 03/18	LIBOR (6M) + 7.50%	8.50%	3/13/2026	USA	USD	194,997	193,778	(a) (d)

SavATree LLC	Revolver 1L 10/21	LIBOR (3M) + 5.50%	0.50%	10/12/2028	USA	USD	128,932	(748)	(a) (b)

SavATree LLC	TL 1L 10/21	LIBOR (3M) + 5.50%	6.51%	10/12/2028	USA	USD	848,826	843,903	(a) (b) (d)

SavATree LLC	TL 1L DD 10/21	LIBOR (3M) + 5.50%	0.50%	10/12/2028	USA	USD	154,719	(897)	(a) (b)

Specialized REITs - 0.58%

Pretium Partners LLC P2	TL 1L 12/21	11.00%	11.00%	12/16/2029	USA	USD	3,270,612	3,205,200	(a) (b) (d)

Specialty Chemicals - 3.70%

Aruba Investments Inc	TL 2L 10/20	LIBOR (6M) + 7.75%	8.50%	11/24/2028	USA	USD	465,220	463,185	(d)

Flint Group GmbH	TL 1L 01/17	LIBOR (1M) + 4.25%	5.25%	9/21/2023	DEU	USD	1,172,229	1,131,828	(d) (f)

Flint Group GmbH	TL 1L B 04/14	0.75% PIK, EURIBOR (3M) + 4.25%	5.75%	9/21/2023	DEU	EUR	3,513,883	3,577,084	(d) (f)

Flint Group GmbH	TL 1L B3 05/15	0.75% PIK, EURIBOR (3M) + 4.25%	5.75%	9/21/2023	DEU	EUR	72,055	73,351	(d) (f)

Flint Group GmbH	TL 1L B4 11/15	0.75% PIK, EURIBOR (3M) + 4.25%	5.75%	9/21/2023	DEU	EUR	623,968	635,190	(d) (f)

Flint Group GmbH	TL 1L B5 02/17	0.75% PIK, EURIBOR (3M) + 4.25%	5.75%	9/21/2023	DEU	EUR	457,727	465,961	(d) (f)

Flint Group GmbH	TL 1L B6 03/17	0.75% PIK, EURIBOR (3M) + 4.25%	5.75%	9/21/2023	DEU	EUR	35,969	36,616	(d) (f)

Flint Group GmbH	TL 1L B7 04/14	0.75% PIK, EURIBOR (3M) + 4.25%	5.75%	9/21/2023	DEU	EUR	79,794	81,229	(d) (f)

Flint Group GmbH	TL 1L C 04/14	LIBOR (1M) + 4.25%	5.25%	9/21/2023	USA	USD	194,610	187,902	(d) (f)

Vantage Specialty Chemicals Inc	TL 1L B 10/17	LIBOR (3M) + 3.50%	4.62%	10/28/2024	USA	USD	13,145,304	12,729,058	(d)

Vantage Specialty Chemicals Inc	TL 2L 10/17	LIBOR (3M) + 8.25%	9.25%	10/27/2025	USA	USD	1,045,139	1,019,664	(d)

Tires & Rubber - 0.59%

American Tire Distributors Inc	TL 1L B 10/21	LIBOR (3M) + 6.25%	6.92%	10/8/2028	USA	USD	3,274,880	3,255,951	(d)

Trucking - 0.44%

Kenan Advantage Group Inc/The	TL 2L 08/21	LIBOR (1M) + 7.25%	8.01%	9/1/2027	USA	USD	2,498,320	2,432,739	(d)

TOTAL LEVERAGED LOANS (amortized cost $352,838,710)							379,545,761	$347,429,295

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Issuer	Asset	Maturity Date	Country	Currency	Par	Fair Value	Footnotes

High Yield Securities - 62.16%

Airlines - 1.57%

American Airlines Group Inc	3.750% 03/2025	3/1/2025	USA	USD	5,809,000	$5,193,101	(d) (h)

Delta Air Lines Inc	4.375% 04/2028	4/19/2028	USA	USD	3,691,000	3,459,205	(d)

Alternative Carriers - 1.22%

Zayo Group LLC	6.125% 03/2028	3/1/2028	USA	USD	8,000,000	6,710,520	(d) (h)

Apparel, Accessories & Luxury Goods - 0.43%

Varsity Brands Inc	8.000% 12/2024	12/22/2024	USA	USD	2,387,000	2,387,000	(a) (b) (d) (h)

Application Software - 1.68%

Cision Ltd	9.500% 02/2028	2/15/2028	USA	USD	10,042,000	9,279,461	(d) (h)

Auto Parts & Equipment - 2.05%

BBB Industries LLC	9.250% 08/2025	8/1/2025	USA	USD	3,456,000	3,619,020	(d) (h)

Wheel Pros Inc	6.500% 05/2029	5/15/2029	USA	USD	10,121,000	7,705,219	(d) (h)

Automotive Retail - 1.58%

Mavis Discount Tire Inc	6.500% 05/2029	5/15/2029	USA	USD	9,975,000	8,691,267	(d) (h)

Biotechnology - 0.55%

Intercept Pharmaceuticals Inc	3.250% 07/2023	7/1/2023	USA	USD	189,000	182,385	(d)

Radius Health Inc	3.000% 09/2024	9/1/2024	USA	USD	2,953,000	2,869,947	(d)

Broadcasting - 1.18%

Spotify USA Inc	0.000% 03/2026	3/15/2026	USA	USD	7,930,000	6,496,652	(d) (g)

Building Products - 11.66%

Acproducts Inc (aka Cabinetworks)	6.375% 05/2029	5/15/2029	USA	USD	17,269,000	10,384,800	(d) (h)

LBM Borrower LLC	6.250% 01/2029	1/15/2029	USA	USD	14,818,000	12,077,707	(d) (h)

LBM Borrower LLC	7.750% 04/2027	4/1/2027	USA	USD	8,550,000	7,321,023	(d) (h)

MI Windows and Doors Inc	5.500% 02/2030	2/1/2030	USA	USD	2,045,000	1,771,379	(d) (h)

PrimeSource Building Products Inc	5.625% 02/2029	2/1/2029	USA	USD	8,400,000	6,458,399	(d) (h)

PrimeSource Building Products Inc	6.750% 08/2029	8/1/2029	USA	USD	7,522,000	6,032,734	(d) (h)

SRS Distribution Inc	6.000% 12/2029	12/1/2029	USA	USD	13,809,000	12,133,830	(d) (h)

SRS Distribution Inc	6.125% 07/2029	7/1/2029	USA	USD	9,167,000	8,101,245	(d) (h)

Cable & Satellite - 2.16%

CSC Holdings LLC (Altice USA)	5.000% 11/2031	11/15/2031	USA	USD	2,754,000	2,133,662	(d) (h)

CSC Holdings LLC (Altice USA)	5.750% 01/2030	1/15/2030	USA	USD	5,101,000	4,242,731	(d) (h)

RCN Grande (Radiate)	6.500% 09/2028	9/15/2028	USA	USD	6,272,000	5,527,263	(d) (h)

Commercial Printing - 1.12%

Multi-Color Corp	10.500% 07/2027	7/15/2027	USA	USD	4,947,000	4,780,781	(d) (h)

Multi-Color Corp	5.875% 10/2028	11/1/2028	USA	USD	1,497,000	1,371,532	(d) (h)

Commodity Chemicals - 2.02%

Cornerstone Chemical Co	6.750% 08/2024	8/15/2024	USA	USD	7,989,000	7,109,251	(d) (h)

SI Group Inc	6.750% 05/2026	5/15/2026	USA	USD	4,943,000	4,037,615	(d) (h)

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Issuer	Asset	Maturity Date	Country	Currency	Par	Fair Value	Footnotes

Construction & Engineering - 0.30%

Maxim Crane Works LP / Maxim Finance Corp	10.125% 08/2024	8/1/2024	USA	USD	1,650,000	$1,640,050	(d) (h)

Construction Materials - 0.11%

Cemex Materials LLC	7.700% - 07/2025	7/21/2025	USA	USD	554,000	589,594	(d) (h)

Data Processing & Outsourced Services - 1.99%

West Corp	8.500% 10/2025	10/15/2025	USA	USD	2,569,000	2,304,560	(d) (h)

Xerox Business Services /Conduent	6.000% 11/2029	11/1/2029	USA	USD	9,425,000	8,682,970	(d) (h)

Department Stores - 0.00%

JC Penney Corp Inc	8.625% 03/2025	3/15/2025	USA	USD	97,819	—	(a) (b) (c) (h)

Electronic Components - 2.30%

CommScope Inc	6.000% 06/2025	6/15/2025	USA	USD	7,686,000	6,734,858	(d) (h)

CommScope Inc	7.125% 07/2028	7/1/2028	USA	USD	6,833,000	5,458,132	(d) (h)

CommScope Inc	8.250% 03/2027	3/1/2027	USA	USD	577,000	491,154	(d) (h)

Health Care Equipment - 0.99%

Haemonetics Corp	0.000% 03/2026	3/1/2026	USA	USD	6,892,000	5,475,005	(d) (g)

Health Care Facilities - 2.20%

AHP Health Partners Inc	5.750% 07/2029	7/15/2029	USA	USD	1,589,000	1,444,639	(d) (h)

CHS/Community Health Systems, Inc.	6.125% 04/2030	4/1/2030	USA	USD	2,234,000	1,839,867	(d) (h)

CHS/Community Health Systems, Inc.	6.875% 04/2028	4/1/2028	USA	USD	3,254,000	2,558,051	(d) (h)

CHS/Community Health Systems, Inc.	6.875% 04/2029	4/15/2029	USA	USD	599,000	526,257	(d) (h)

LifePoint Hospitals Inc	5.375% 01/2029	1/15/2029	USA	USD	6,718,000	5,752,288	(d) (h)

Health Care Technology - 0.48%

athenahealth Inc	6.500% 02/2030	2/15/2030	USA	USD	2,859,000	2,634,740	(a) (d) (h)

Hotels, Resorts & Cruise Lines - 7.76%

Carnival Corp	5.750% 03/2027	3/1/2027	USA	USD	12,506,000	11,345,443	(d) (h)

Carnival Corp	6.000% 05/2029	5/1/2029	USA	USD	6,033,000	5,423,607	(d) (h)

NCL Corp Ltd	1.125% 02/2027	2/15/2027	USA	USD	490,000	430,465	(d) (h)

NCL Corp Ltd	3.625% 12/2024	12/15/2024	USA	USD	5,007,000	4,663,920	(d) (h)

NCL Corp Ltd	6.125% 03/2028	3/15/2028	USA	USD	833,000	750,833	(d) (h)

Royal Caribbean Cruises Ltd	5.500% 04/2028	4/1/2028	USA	USD	12,840,000	11,738,456	(d) (h)

Viking Cruises Ltd	5.000% 02/2028	2/15/2028	USA	USD	4,466,000	4,037,041	(d) (h)

Viking Cruises Ltd	7.000% 02/2029	2/15/2029	USA	USD	4,923,000	4,387,698	(d) (h)

Industrial Conglomerates - 0.82%

Unifrax I LLC / Unifrax Holding Co	5.250% 09/2028	9/30/2028	USA	USD	3,573,000	3,155,817	(d) (h)

Unifrax I LLC / Unifrax Holding Co	7.500% 09/2029	9/30/2029	USA	USD	1,674,000	1,374,865	(d) (h)

Industrial Machinery - 1.12%

SPX Corp	8.750% 04/2030	4/1/2030	USA	USD	6,824,000	6,155,726	(d) (h)

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Issuer	Asset	Maturity Date	Country	Currency	Par	Fair Value	Footnotes

Insurance Brokers - 4.24%

Alliant Holdings I Inc	5.875% 11/2029	11/1/2029	USA	USD	2,014,000	$1,880,703	(d) (h)

Hub International Ltd	5.625% 12/2029	12/1/2029	USA	USD	1,888,000	1,734,581	(d) (h)

National Financial Partners Corp	6.875% 08/2028	8/15/2028	USA	USD	22,176,000	19,731,650	(d) (h)

Integrated Oil & Gas - 1.19%

Occidental Petroleum Corp	0.000% 10/2036	10/10/2036	USA	USD	4,886,000	2,524,401	(g)

Occidental Petroleum Corp	4.100% 02/2047	2/15/2047	USA	USD	2,828,000	2,358,807	(d)

Occidental Petroleum Corp	4.200% 03/2048	3/15/2048	USA	USD	2,038,000	1,692,141	(d)

Leisure Facilities - 2.44%

ClubCorp Club Operations Inc	8.500% 09/2025	9/15/2025	USA	USD	3,608,000	3,360,563	(d) (h)

Merlin Entertainments PLC	4.500% 11/2027	11/15/2027	IRL	EUR	3,444,000	3,260,844	(d) (h)

Merlin Entertainments PLC	6.625% 11/2027	11/15/2027	IRL	USD	7,389,000	6,814,099	(d) (h)

Oil & Gas Storage & Transportation - 4.09%

Genesis Energy	5.625% 06/2024	6/15/2024	USA	USD	7,725,000	7,585,332	(d)

Genesis Energy	6.500% 10/2025	10/1/2025	USA	USD	8,199,000	7,799,914	(d)

Global Partners LP / GLP Finance Corp	6.875% 01/2029	1/15/2029	USA	USD	613,000	598,412	(d)

Global Partners LP / GLP Finance Corp	7.000% 08/2027	8/1/2027	USA	USD	415,000	406,190	(d)

NGL Energy Partners LP / NGL Energy Finance Corp	7.500% 02/2026	2/1/2026	USA	USD	6,506,000	6,139,972	(d) (h)

Pharmaceuticals - 0.36%

Revance Therapeutics Inc	1.750% 02/2027	2/15/2027	USA	USD	2,287,000	2,005,413	(d)

Real Estate Services - 0.72%

Redfin Corp	0.000% 10/2025	10/15/2025	USA	USD	5,701,000	3,983,574	(d) (g)

Soft Drinks - 0.08%

Triton Water Holdings Inc	6.250% 04/2029	4/1/2029	USA	USD	564,000	467,567	(d) (h)

Specialty Stores - 2.63%

Douglas Holding AG	6.000% 04/2026	4/8/2026	DEU	EUR	8,654,000	8,221,277	(d) (h)

Douglas Holding AG	8.250% 10/2026	10/1/2026	DEU	EUR	6,894,559	6,278,271	(d) (f) (h)

Trading Companies & Distributors - 1.12%

TruckPro LLC	11.000% 10/2024	10/15/2024	USA	USD	3,746,000	3,939,443	(d) (h)

White Cap Construction Supply Inc	6.875% 10/2028	10/15/2028	USA	USD	2,443,000	2,241,611	(d) (h)

TOTAL HIGH YIELD SECURITIES (amortized cost $388,325,172)					396,360,378	$342,698,530

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes

Collateralized Loan Obligations - 6.96%

Specialized Finance - 6.96%

522 Funding CLO LTD	MORGN 2019-5A ER	SOFR (3M) + 6.76%	7.13%	4/15/2035	USA	USD	1,260,712	$1,227,352	(b) (h)

AGL CLO 7 Ltd	AGL 2020-7A ER	LIBOR (3M) + 6.35%	7.41%	7/15/2034	USA	USD	1,187,688	1,141,993	(b) (h)

Aimco CDO	AIMCO 2021-16A E	LIBOR (3M) + 6.20%	6.42%	1/17/2035	USA	USD	1,075,210	1,053,895	(b) (h)

ALM Loan Funding Ltd	ALM 2020-1A D	LIBOR (3M) + 6.00%	7.04%	10/15/2029	USA	USD	865,360	851,664	(b) (h)

ARES CLO Ltd	ARESE 15A E	EURIBOR (3M) + 6.11%	3.20%	1/15/2036	IRL	EUR	879,000	881,041	(b) (h)

Ares LXV CLO Ltd	ARES 2022-65A E	SOFR (3M) + 7.10%	7.05%	7/25/2034	USA	USD	1,078,040	1,078,040	(b) (h)

Ballyrock CDO Ltd	BALLY 2020-14A D	LIBOR (3M) + 7.00%	8.06%	1/20/2034	USA	USD	250,000	241,489	(b) (h)

Ballyrock CLO Ltd	BALLY 2019-1A DR	LIBOR (3M) + 6.75%	7.79%	7/15/2032	USA	USD	431,180	416,937	(b) (h)

Battalion CLO Ltd	BATLN 2021-22A E	LIBOR (3M) + 6.95%	8.01%	1/22/2035	USA	USD	383,168	375,919	(b) (h)

Bbam US Clo I Ltd	BBAM 2022-1A D	SOFR (3M) + 6.80%	7.49%	4/15/2035	USA	USD	1,285,000	1,252,124	(b) (h)

Broad River BSL Funding CLO	BDRVR 2020-1A ER	LIBOR (3M) + 6.50%	7.56%	7/20/2034	USA	USD	1,500,000	1,473,560	(b) (h)

Carlyle Global Market Strategies	CGMS 2020-2A DR	LIBOR (3M) + 6.70%	7.88%	1/25/2035	USA	USD	640,460	638,866	(b) (h)

Carlyle Global Market Strategies	CGMS 2021-8A E	LIBOR (3M) + 6.50%	7.54%	10/15/2034	USA	USD	370,690	353,640	(b) (h)

Carlyle Global Market Strategies	CGMS 2021-9A E	LIBOR (3M) + 6.63%	7.69%	10/20/2034	USA	USD	819,560	796,386	(b) (h)

CarVal CLO	CARVL 2021-1A E	LIBOR (3M) + 6.60%	7.66%	7/20/2034	USA	USD	2,000,000	1,936,322	(b) (h)

CarVal CLO	CARVL 2021-2A E	LIBOR (3M) + 6.75%	6.96%	10/15/2034	USA	USD	446,919	434,470	(b) (h)

CFIP CLO Ltd	CFIP 2021-1A E	LIBOR (3M) + 6.97%	8.03%	1/20/2035	USA	USD	445,082	436,506	(b) (h)

CIFC Funding Ltd	CIFC 2021-7A E	LIBOR (3M) + 6.35%	7.53%	1/23/2035	USA	USD	644,186	613,717	(b) (h)

CVC Cordatus Loan Fund XVIII DAC	CORDA 18A ER	EURIBOR (3M) + 6.06%	6.06%	7/29/2034	IRL	EUR	1,198,000	1,186,365	(b) (h)

Dryden Senior Loan Fund	DRSLF 2021-92A E	LIBOR (3M) + 6.50%	6.63%	11/20/2034	USA	USD	463,342	452,778	(b) (h)

Eaton Vance CDO Ltd	EATON 2020-2A ER	LIBOR (3M) + 6.50%	7.54%	1/15/2035	USA	USD	510,460	496,822	(b) (h)

Elmwood CLO	ELMW5 2020-2A ER	LIBOR (3M) + 6.10%	7.16%	10/20/2034	USA	USD	1,500,000	1,453,652	(b) (h)

Elmwood CLO	ELMW6 2020-3A ER	LIBOR (3M) + 6.50%	7.56%	10/20/2034	USA	USD	558,701	543,670	(b) (h)

Goldentree Loan Management US Clo 12 Ltd	GLM 2022-12A E	SOFR (3M) + 7.25%	3.82%	4/20/2034	USA	USD	291,777	288,994	(b) (h)

Golub Capital Partners CLO Ltd	GCBSL 2021-58A E	LIBOR (3M) + 6.81%	7.01%	1/25/2035	USA	USD	549,013	539,712	(b) (h)

Guardia 1 Ltd	GUARD 2019-1A D	7.11%	7.11%	10/20/2037	USA	USD	1,550,000	1,362,607	(b) (h)

Gulf Stream Meridian	GSM 2021-6A D	LIBOR (3M) + 6.36%	7.42%	1/15/2037	USA	USD	1,118,253	1,054,969	(b) (h)

Kayne CLO 7 Ltd	KAYNE 2020-1A E	LIBOR (3M) + 6.50%	7.56%	4/17/2033	USA	USD	310,460	305,272	(b) (h)

Madison Park Funding Ltd	MDPK 2021-52A E	LIBOR (3M) + 6.50%	7.64%	1/22/2035	USA	USD	742,891	730,405	(b) (h)

Madison Park Funding Ltd	MDPK 2021-59A E	LIBOR (3M) + 6.60%	7.41%	1/18/2034	USA	USD	814,787	802,583	(b) (h)

Madison Park Funding XLV Ltd	MDPK 2020-45A ER	LIBOR (3M) + 6.35%	7.41%	7/15/2034	USA	USD	429,000	418,299	(b) (h)

Morgan Stanley Eaton Vance CLO Ltd	MSEV 2021-1A E	LIBOR (3M) + 6.75%	7.93%	10/20/2034	USA	USD	520,000	505,227	(b) (h)

Neuberger Berman CLO Ltd	NEUB 2021-46A E	LIBOR (3M) + 6.25%	7.31%	1/20/2036	USA	USD	1,067,761	1,039,015	(b) (h)

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes

Oak Hill Credit Partners	OAKC 2021-10A E	LIBOR (3M) + 6.25%	6.47%	1/18/2036	USA	USD	497,312	$488,010	(b) (h)

Otranto Park	OTOPK 1A E	EURIBOR (3M) + 7.05%	7.05%	5/15/2035	USA	EUR	428,000	437,951	(b) (h)

Octagon Investment Partners Ltd	OCT56 2021-1A E	LIBOR (3M) + 6.53%	7.57%	10/16/2034	USA	USD	383,000	367,720	(b) (h)

Palmer Square CLO Ltd	PFIXD 2019-1A E	7.11%	7.11%	4/20/2037	USA	USD	930,641	850,336	(b) (h)

Park Avenue Institutional Advisers CLO Ltd	PAIA 2021-2A E	LIBOR (3M) + 7.01%	8.05%	7/15/2034	USA	USD	2,230,970	2,128,157	(b) (h)

Pikes Peak CLO	PIPK 2021-9A E	LIBOR (3M) + 6.58%	7.80%	10/27/2034	USA	USD	405,000	395,448	(b) (h)

Post CLO	POST 2021-1A E	LIBOR (3M) + 6.45%	7.49%	10/15/2034	USA	USD	250,000	241,091	(b) (h)

PPM CLO 4 Ltd	PPMC 2020-4A ER	LIBOR (3M) + 6.50%	7.54%	10/18/2034	USA	USD	332,741	324,546	(b) (h)

Rad CLO Ltd	RAD 2021-14A E	LIBOR (3M) + 6.50%	6.70%	1/15/2035	USA	USD	335,000	328,456	(b) (h)

Rad CLO Ltd	RAD 2021-15A E	LIBOR (3M) + 6.20%	6.42%	1/20/2034	USA	USD	928,117	912,764	(b) (h)

REESE PARK CLO LTD	RESPK 2020-1A ER	LIBOR (3M) + 6.50%	7.56%	10/15/2034	USA	USD	1,375,020	1,335,242	(b) (h)

Regatta Funding Ltd	REG20 2021-2A E	LIBOR (3M) + 6.25%	7.29%	10/15/2034	USA	USD	208,000	201,763	(b) (h)

Regatta Funding Ltd	REG21 2021-3A E	LIBOR (3M) + 6.75%	7.81%	10/20/2034	USA	USD	321,680	315,179	(b) (h)

Regatta Funding Ltd	REG23 2021-4A E	LIBOR (3M) + 6.70%	7.76%	1/20/2035	USA	USD	804,000	790,791	(b) (h)

Sand Trust 2001-1	SAND 2021-1A E	LIBOR (3M) + 6.80%	7.84%	10/15/2034	USA	USD	643,000	637,087	(b) (h)

Sound Point CLO Ltd	SNDPT 2021-1A E	LIBOR (3M) + 6.85%	8.03%	4/25/2034	USA	USD	290,000	276,482	(b) (h)

Sound Point Euro CLO	SNDPE 2A ER	EURIBOR (3M) + 6.34%	6.34%	1/26/2036	IRL	EUR	500,000	518,363	(b) (h)

Symphony CLO Ltd	SYMP 2020-22A E	LIBOR (3M) + 6.25%	7.31%	4/18/2033	USA	USD	598,680	581,583	(b) (h)

TICP CLO Ltd	TICP 2017-9A E	LIBOR (3M) + 5.60%	6.66%	1/20/2031	USA	USD	738,460	714,353	(b) (h)

Trinitas Euro CLO II DAC	TRNTE 2A ER	EURIBOR (3M) + 7.23%	7.23%	4/15/2035	USA	EUR	1,770,566	1,844,455	(b) (h)

TOTAL COLLATERALIZED LOAN OBLIGATIONS (amortized cost $41,155,651)							41,584,887	$40,074,068

Issuer	Asset		Preferred Rate	Maturity Date	Country	Currency	Shares	Fair Value	Footnotes
Equity & Other Investments - 5.33%

Application Software - 0.01%

Med-Metrix	Common Stock				USA	USD	597	$39,747	(a) (b)

Med-Metrix	8.000% 12/2050		4.18%	12/16/2050	USA	USD	597	31,172	(a) (b) (d)

Diversified Metals & Mining - 0.05%

Foresight Energy LLC	Common Stock				USA	USD	17,979	253,396	(a) (b)

Health Care Services - 0.19%

Affordable Care Inc	11.750% 12/2069		12.68%	12/31/2069	USA	USD	677,000	687,778	(a) (b) (d)

American Vision Partners	Private Equity				USA	USD	49,770	48,023	(a) (b)

Amerivet Partners Management Inc	11.500% 12/2059		11.50%	12/31/2059	USA	USD	298	292,947	(a) (b) (d)

Health Care Technology - 2.37%

athenahealth Inc	Athena Minerva Agg LLC				USA	USD	12,641,498	13,040,590	(a) (b)

Hotels, Resorts & Cruise Lines - 0.64%

Hilton Grand Vacations Inc	Common Stock				USA	USD	75,777	3,548,637

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Issuer	Asset	Preferred Rate	Maturity Date	Country	Currency	Shares	Fair Value	Footnotes

Leisure Facilities - 0.33%

Pure Gym Ltd	Fitness AggLP			GBR	GBP	1,416,469	$1,828,593	(a) (b)

Residential REITs - 1.50%

Avenue One PropCo	KC AO Member LLC REIT			USA	USD	8,257,528	8,257,528	(a) (b)

Specialized REITs - 0.24%

Pretium Partners LLC P2	SFR 2021-1 Holdings LLC			USA	USD	1,635,306	1,334,115	(a) (b)

TOTAL EQUITY & OTHER INVESTMENTS (cost $28,681,494)						24,772,819	$29,362,526

Issuer	Asset	Country	Currency	Shares	Fair Value	Footnotes

Trade Claim - 0.00%

Health Care Facilities - 0.00%

Quorum Health Corp	Trade Claim	USA	USD	212,000	$19,546	(a) (b)

TOTAL TRADE CLAIM (cost $85,850)				212,000	$19,546

TOTAL INVESTMENTS (cost $811,086,877) - 137.82%				842,475,845	$759,583,965

LIABILITIES EXCEEDING OTHER ASSETS, NET - (37.82)%					(208,468,450)

NET ASSETS - 100.00%					$551,115,515

TL	Term loan
DD	Delayed draw term loan
1L	First lien
2L	Second lien
(a)	Security considered restricted.
(b)	Value determined using significant unobservable inputs.
(c)	Non-income producing security.
(d)	Investment is held as collateral for the fund’s credit facility.
(e)	Investment is an unfunded or partially funded commitment.
(f)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(g)	Zero coupon bond.
(h)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Consolidated Statement of Assets and Liabilities

As of April 30, 2022 (Unaudited)

Assets

Investments, at value (cost $811,086,877)	$759,583,965

Cash and cash equivalents	12,737,406

Receivable for shares issued	9,660,758

Dividends and interest receivable	9,611,855

Receivable for investments sold	7,132,754

Prepaid expenses	77,779

Total assets	798,804,517

Liabilities

Credit Facility (net of deferred financing costs of $1,080,779)	224,575,859

Payable for investments purchased	17,703,972

Distribution payable	3,717,773

Investment advisory fees	643,652

Distribution fees	112,896

Shareholder service fees	78,097

Trustees’ fees	217,961

Other accrued expenses	638,792

Total liabilities	247,689,002

Commitments and Contingencies (Note 8)

Net assets	$551,115,515

Net Assets

Paid-in capital — (unlimited shares authorized — $0.001 par value)	$594,147,904

Accumulated deficit	(43,032,389)

Net assets	$551,115,515

Class D:

Net asset value	$3,772,750

Price per share (162,733 shares)	$23.18

Class I:

Net asset value	$236,370,874

Price per share (9,462,688 shares)	$24.98

Class T:

Net asset value	$29,610,830

Price per share (1,196,127 shares)	$24.76

Class U:

Net asset value	$281,361,061

Price per share (11,805,574 shares)	$23.83

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Consolidated Statement of Operations

For the Six Months Ended April 30, 2022 (Unaudited)

Investment income

Interest income	$24,282,610

Other income	88,686

Total investment income	24,371,296

Expenses

Investment advisory fees	3,457,870

Credit facility interest expense	2,077,233

Distribution fees	696,040

Shareholder service fees	349,794

Legal fees	258,548

Tax expense	226,872

Administration fees	136,834

Term loan expense	115,586

Audit and tax fees	100,696

Trustees’ fees	71,824

Transfer agent fees	64,577

Custodian fees	14,326

Shareholder reporting expense	11,802

Other expenses	138,459

Total expenses prior to expense recoupment	7,720,461

Expense recoupment	173,051

Net expenses	7,893,512

Net investment income	16,477,784

Realized and unrealized gains (losses)

Net realized losses on

Investments	(938,507)

Foreign currency transactions	(70,072)

Net realized losses	(1,008,579)

Net change in unrealized depreciation on

Investments	(47,368,849)

Foreign currency translation	(175,322)

Deferred Trustees’ fees	21,954

Net change in unrealized depreciation	(47,522,217)

Net realized and unrealized losses	(48,530,796)

Net decrease in net assets resulting from operations	$(32,053,012)

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,2021
(Decrease) increase in net assets resulting from operations

Net investment income	$16,477,784	$16,327,218

Net realized (losses) gains	(1,008,579)	9,365,652

Net change in unrealized depreciation	(47,522,217)	(1,552,656)

Net (decrease) increase in net assets resulting from operations	(32,053,012)	24,140,214

Distributions to shareholders

Class D	(56,215)	—

Class I	(8,274,159)	(12,044,654)

Class T	(973,996)	(1,396,601)

Class U	(8,340,808)	(8,485,656)

Total distributions	(17,645,178)	(21,926,911)

Shareholder transactions
Class D

Subscriptions (162,496 shares)	3,999,975	—

Shares issued in reinvestment of distributions (237 shares)	5,787	—

	4,005,762	—

Class I

Subscriptions (1,666,224 shares)	44,271,186	98,660,406

Shares issued in reinvestment of distributions (172,149 shares)	4,645,805	2,046,345

Shares redeemed (78,141 shares)	(2,037,314)	(708,400)

	46,879,677	99,998,351

Class T

Subscriptions (334,955 shares)	8,906,514	17,075,904

Shares issued in reinvestment of distributions (38,859 shares)	1,041,068	762,845

Shares redeemed (139,147 shares)	(3,753,443)	(249,395)

	6,194,139	17,589,354

Class U

Subscriptions (4,635,994 shares)	117,472,328	200,649,530

Shares issued in reinvestment of distributions (315,831 shares)	8,139,844	3,830,480

Shares redeemed (1,101,415 shares)	(27,441,717)	(1,343,331)

	98,170,455	203,136,679

Net increase in net assets	105,551,843	322,937,687

Net assets

Beginning of period (16,619,080 shares)	445,563,672	122,625,985

End of period (22,627,122 shares)	$551,115,515	$445,563,672

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Consolidated Statement of Cash Flows

Six Months Ended April 30, 2022 (Unaudited)
Cash Flows from Operating Activities:

Net decrease in net assets resulting from operations	$(32,053,012)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:

Purchases of investments	(336,657,494)

Proceeds from sales of investments	117,495,867

Net change in unrealized depreciation of investments	47,368,849

Net accretion of premiums and discounts	(1,021,201)

Net realized loss from investments	938,507

Payment-in-kind interest	(721,182)

Amortization of deferred financing costs	350,117

Net change in unrealized depreciation on foreign currency translation	175,322

Net realized loss on investments (foreign currency related)	130,911

Net change in unrealized appreciation on Deferred Trustees’ fees	(21,954)

Changes in assets and liabilities:

Decrease in payable for investments purchased	(38,774,955)

Decrease in receivable for investments sold	27,228,282

Increase in dividends and interest receivable	(2,684,245)

Increase in investment advisory fees payable	347,028

Decrease in due from adviser	192,059

Increase in other accrued expenses	150,994

Increase in Trustees’ fees payable	60,574

Increase in shareholder service fees	37,694

Increase in prepaid expenses	(37,264)

Increase in distribution fees	30,534

Net cash used in operating activities	(217,464,569)

Cash Flows from Financing Activities

Subscriptions for shares	177,700,220

Proceeds from credit facility	117,368,491

Paydown of credit facility	(36,088,400)

Shares repurchased	(33,232,474)

Distributions paid to shareholders	(8,427,600)

Payment of financing costs	(546,825)

Net cash provided by financing activities	216,773,412

Effect of exchange rate changes on cash	1,852,965

Net increase in cash and cash equivalents	1,161,808

Cash and Cash Equivalents

Beginning balance	11,575,598

Ending balance	$12,737,406

Supplemental disclosure of cash flow information and non-cash financing activities:

Cash paid for interest expense	$1,566,065
Reinvestment of distributions	$13,832,504

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Financial Highlights

Six Months Ended April 30, 2022 (Unaudited)***
Class D

Per share operating performance

Net asset value, beginning of period	$25.00

Loss from investment operations

Net investment income(1)	0.84

Net realized and unrealized losses	(1.71)

Total from investment operations	(0.87)

Distributions from

Net investment income	(0.95)

Total distributions	(0.95)

Net asset value, end of period	$23.18

Total return†(2)	(2.79)%

Ratios to average net assets

Expenses, before recoupment	3.03%**

Expenses, after recoupment	3.12%**

Net investment income, before recoupment	7.11%**

Net investment income, after recoupment	7.02%**

Supplemental data

Net assets, end of period (000’s)	$3,773

Portfolio turnover rate*	14.74%(2)

(1)	Per share calculations were performed using average shares.
(2)	Total return and Portfolio turnover rate are for the period indicated and have not been annualized.
†

Total return assumes a purchase of common stock at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.

*	Portfolio turnover is calculated on the basis of the Fund as a whole.
**	Annualized.
***	The date of commencement of operations for Class D shares was November 2, 2020. The first subscription into Class D did not occur until January 31, 2022.

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period from Commencement of Operations to October 31, 2020***
Class I

Per share operating performance

Net asset value, beginning of period	$27.42	$26.08	$25.00

(Loss) income from investment operations

Net investment income(1)	0.92	1.67	1.01

Net realized and unrealized (losses) gains	(2.38)	1.69	1.10

Total from investment operations	(1.46)	3.36	2.11

Distributions from

Net investment income	(0.98)	(1.66)	(1.03)

Realized gains	—	(0.36)	—

Total distributions	(0.98)	(2.02)	(1.03)

Net asset value, end of period	$24.98	$27.42	$26.08

Total return†(2)	(5.54)%	12.81%	8.71%

Ratios to average net assets

Expenses, before recoupment	2.65%**	2.32%	3.84%**

Expenses, after recoupment	2.71%**	2.02%	1.68%**

Net investment income, before recoupment	7.01%**	5.73%	3.91%**

Net investment income, after recoupment	6.95%**	6.03%	6.06%**

Supplemental data

Net assets, end of period (000’s)	$236,371	$211,181	$106,962

Portfolio turnover rate*	14.74%(2)	78.20%	66.19%(2)

(1)	Per share calculations were performed using average shares.
(2)	Total return and Portfolio turnover rate are for the period indicated and have not been annualized.
†

Total return assumes a purchase of common stock at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.

*	Portfolio turnover is calculated on the basis of the Fund as a whole.
**	Annualized.
***	The date of commencement of operations for Class I shares was February 28, 2020.

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period from Commencement of Operations to October 31, 2020***
Class T

Per share operating performance

Net asset value, beginning of period	$27.13	$25.83	$25.00

(Loss) income from investment operations

Net investment income(1)	0.81	1.45	0.61

Net realized and unrealized (losses) gains	(2.31)	1.68	0.83

Total from investment operations	(1.50)	3.13	1.44

Distributions from

Net investment income	(0.87)	(1.43)	(0.61)

Realized gains	—	(0.36)	—

Total distributions	(0.87)	(1.79)	(0.61)

Net asset value, end of period	$24.76	$27.17	$25.83

Total return†(2)	(5.86)%	12.03%	6.65%

Ratios to average net assets

Expenses, before recoupment	3.39%**	3.04%	3.54%**

Expenses, after recoupment	3.46%**	2.78%	2.49%**

Net investment income, before recoupment	6.25%**	5.00%	4.65%**

Net investment income, after recoupment	6.18%**	5.27%	5.70%**

Supplemental data

Net assets, end of period (000’s)	$29,611	$26,121	$8,243

Portfolio turnover rate*	14.74%(2)	78.20%	66.19%(2)

(1)	Per share calculations were performed using average shares.
(2)	Total return and Portfolio turnover rate are for the period indicated and have not been annualized.
†

Total return assumes a purchase of common stock at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.

*	Portfolio turnover is calculated on the basis of the Fund as a whole.
**	Annualized.
***	The date of commencement of operations for Class T shares was June 1, 2020.

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period from Commencement of Operations to October 31, 2020***
Class U

Per share operating performance

Net asset value, beginning of period	$26.18	$25.00	$25.00

(Loss) income from investment operations

Net investment income(1)	0.78	1.44	—

Net realized and unrealized (losses) gains	(2.28)	1.52	—

Total from investment operations	(1.50)	2.96	—

Distributions from

Net investment income	(0.85)	(1.42)	—

Realized gains	—	(0.36)	—

Total distributions	(0.85)	(1.78)	—

Net asset value, end of period	$23.83	$26.18	$25.00

Total return†(2)	(5.96)%	11.69%	0.00%

Ratios to average net assets

Expenses, before recoupment	3.40%**	3.01%	0.00%**

Expenses, after recoupment	3.47%**	2.87%	0.00%**

Net investment income, before recoupment	6.29%**	5.29%	0.00%**

Net investment income, after recoupment	6.22%**	5.43%	0.00%**

Supplemental data

Net assets, end of period (000’s)	$281,361	$208,262	$7,421

Portfolio turnover rate*	14.74%(2)	78.20%	66.19%(2)

(1)	Per share calculations were performed using average shares.
(2)	Total return and Portfolio turnover rate are for the period indicated and have not been annualized.
†

Total return assumes a purchase of common stock at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.

*	Portfolio turnover is calculated on the basis of the Fund as a whole.
**	Annualized.
***	The date of commencement of operations for Class U shares was September 1, 2020.

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Notes to Consolidated Financial Statements

1.	Organization

KKR Credit Opportunities Portfolio (the “Fund”) was organized on September 5, 2019 as a statutory trust under the laws of the State of Delaware. The Fund is a closed-end registered management investment company, which commenced operations on February 28, 2020 and continuously offers its shares and operates as an interval fund. The Fund seeks to provide attractive risk-adjusted returns and generate current income. The Fund is diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). KKR Credit Advisors (US) LLC serves as the Fund’s investment adviser (the “Adviser”).

As of April 30, 2022, an affiliate of the Adviser owned 17.96% of the outstanding shares of the Fund.

2.	Summary of Significant Accounting Policies

Basis of Presentation — The accompanying consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States (“U.S.”) dollars. The Fund is an investment company following accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these consolidated financial statements. Actual results could differ from those estimates.

Basis of Consolidation — The Fund’s Consolidated Financial Statements include balances of both the Fund and its wholly owned subsidiary. All interfund transactions have been eliminated upon consolidation.

Valuation of Investments — The Board of Trustees (the “Board”) of the Fund has adopted valuation policies and procedures to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. The Board has delegated primary responsibility in ensuring these valuation policies and procedures are followed, including those relating to fair valuation, to the Adviser.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes.

Assets and liabilities recorded at fair value on the Consolidated Statement of Assets and Liabilities are categorized based upon the level of judgment associated with the inputs used to measure their value. Hierarchical levels, as defined under GAAP, are directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities, and are as follows:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

The types of assets generally included in this category are common stocks listed in active markets.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

The types of assets and liabilities generally included in this category are high yield securities and certain leveraged loans.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Level 3 — Inputs are unobservable for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

The types of assets generally included in this category are certain collateralized loan obligations, leveraged loans, common stocks not actively traded and preferred stocks not actively traded.

A significant decrease in the volume and level of activity for the asset or liability is an indication that transactions or quoted prices may not be representative of fair value because in such market conditions there may be increased instances of transactions that are not orderly. In those circumstances, further analysis of transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value.

The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new, whether the product is traded on an active exchange or in the secondary market, and the current market condition. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset. The variability of the observable inputs affected by the factors described above may cause transfers between Levels 1, 2 and/or 3, which the Fund recognizes at the beginning of the period during which the inputs change.

Many financial assets and liabilities have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the Fund and others are willing to pay for an asset. Ask prices represent the lowest price that the Fund and others are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices, the Fund does not require that fair value always be a predetermined point in the bid- ask range. The Fund’s policy is to allow for mid-market pricing and adjust to the point within the bid-ask range that meets the Fund’s best estimate of fair value.

Depending on the relative liquidity in the markets for certain assets, the Fund may transfer assets to Level 3 if it determines that observable quoted prices, obtained directly or indirectly, are not available.

Investments are generally valued based on quotations from third party pricing services, unless such a quotation is unavailable or is determined to be unreliable or inadequately representing the fair value of the particular assets. In that case, valuations are based on either valuation data obtained from one or more other third party pricing sources, including broker dealers selected by the Adviser, or will reflect the Valuation Committee’s good faith determination of fair value based on other factors considered relevant. For assets classified as Level 3, valuations are based on various factors including financial and operating data of the company, company specific developments, market valuations of comparable companies and model projections.

Certain unfunded investments in delayed draw term loans and revolving lines of credit may at times be priced at less than par value resulting in a financial liability in the Consolidated Schedule of Investments. These values are temporary and the funding of the commitment will result in these investments valued as financial assets. The interest rates shown for unfunded commitments in the Consolidated Schedule of Investments represents the commitment fee the fund earns on the undrawn amounts.

For the six months ended April 30, 2022, there have been no significant changes to the Fund’s fair value methodologies.

Investment Transactions — Investment transactions are accounted for on the trade date, the date the order to buy or sell is executed. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the specific identified cost basis.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Cash and Cash Equivalents — Cash and cash equivalents includes cash on hand, cash held in banks and highly liquid investments with original maturities of three or fewer months.

Foreign Currency Transactions — The books and records of the Fund are maintained in U.S. dollars. All investments denominated in foreign currency are converted to the U.S. dollar using prevailing exchange rates at the end of the reporting period. Income, expenses, gains and losses on investments denominated in foreign currency are converted to the U.S. dollar using the prevailing exchange rates on the dates when the transactions occurred.

The Fund bifurcates that portion of the results of operations resulting from changes in foreign exchange rates on investments and interest from the fluctuations arising from changes in market prices of securities held.

Distributions to Shareholders — Distributions are accrued and declared daily and paid monthly, and distributable net realized capital gains, if any, are declared and distributed at least annually.

Term Loan Income — Term Loan Income consists of transaction fees including, but not limited to, assignment, transfer, administration and amendment fees. Fee and other income is recorded when earned, and is recognized in Other income on the Consolidated Statement of Operations.

Income Taxes — The Fund has elected to be treated and has qualified, and intends to continue to qualify in each taxable year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and in conformity with the Regulated Investment Company Modernization Act of 2010. The Fund will not be subject to federal income tax to the extent the Fund satisfies the requirements under Section 851 of the Internal Revenue Code, including distributing all of its gross investment company taxable income and capital gains to its shareholders based on the Fund’s fiscal year end of October 31.

To avoid imposition of a 4.00% excise tax on undistributed income applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.00% of its net investment income (earned during the calendar year) and 98.20% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50.00%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for the open tax years (2020-2021). However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities, on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of April 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the six months ended April 30, 2022, the Fund did not incur any interest or penalties.

Repurchase Offers — The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at NAV, of no less than 10.00% and no more than 25.00% of the Fund’s shares outstanding on the Repurchase Request Deadline (as defined below). There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 10.00% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”).

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

3.	Risk Considerations

The Fund invests mainly in leveraged loans, high yield securities, common stocks not actively traded and preferred stocks. These investments may involve certain risks, including, but not limited to, those described below:

COVID-19 and Global Economic and Market conditions — The Fund is materially affected by market, economic and political conditions and events, such as natural disasters, epidemics and pandemics, wars, supply chain disruptions, economic sanctions, globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. For example, COVID-19 has adversely impacted, and any future outbreaks could adversely impact, the markets and economy in general, including the companies in which the Fund invests, and could harm Fund performance. Epidemics and pandemics, such as the COVID-19 outbreak, have and may further result in, among other things, travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, quarantines, supply chain disruptions and reduced consumer demand, as well as general concern and uncertainty. The COVID-19 outbreak has had, and will continue to have, a material adverse impact on the global economy, including the U.S. economy, as cross border commercial activity and market sentiment have been negatively impacted by the outbreak and government and other measures seeking to contain its spread. Market, economic and political conditions and events are outside the Adviser’s control and could adversely affect the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make attractive new investments.

Leverage Risk — Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. When leverage is used, the net asset value and market price of the Fund’s shares and the Fund’s investment return will likely be more volatile.

Market Risk — Bond markets rise and fall daily. As with any investment with performance tied to these markets, the value of an investment in the Fund will fluctuate, which means that shareholders could lose money.

Interest Rate Risk — Interest rates will rise and fall over time. During periods when interest rates are low, the Fund’s yield and total return also may be low. Changes in interest rates also may affect the Fund’s share price and a sharp rise in interest rates could cause the Fund’s share price to fall. The longer the Fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk — The Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money or underperform. The Fund could lose money if the issuer or guarantor of an investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk — A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Prepayment and Extension Risk — The Fund’s investments are subject to the risk that the investments may be paid off earlier or later than expected. Either situation could cause the Fund to hold investments paying lower than market rates of interest, which could hurt the Fund’s yield or share price.

High Yield Risk — High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the Fund may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Investment Risk — The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates (the currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, the U.S. dollar will

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

decline in value relative to the currency being hedged) or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Issuer Risk — The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

4.	Agreements

Investment Advisory Agreement — The Adviser provides day-to-day portfolio management services to the Fund and has discretion to purchase and sell investments in accordance with the Fund’s objectives, policies, and restrictions. For the services it provides to the Fund, the Adviser receives an annual fee, payable monthly by the Fund, in an amount equal to 1.30% of the Fund’s average daily Managed Assets (the “Investment Advisory Fee”). The Adviser has voluntarily agreed to temporarily reduce its Investment Advisory Fee to an annual rate of 0.65% of the Fund’s average daily Managed Assets from March 1, 2020, until June 30, 2021, and to an annual rate of 1.00% from July 1, 2021 until September 30, 2022. Effective October 1, 2022, the Adviser’s agreement to temporarily reduce its Investment Advisory Fee will terminate and the Adviser will receive an Investment Advisory Fee at an annual rate of 1.30% of the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).

During periods when the Fund is using leverage, the Investment Advisory Fee paid to the Adviser will be higher than if the Fund does not use leverage because the Investment Advisory Fee paid is calculated based on the Fund’s Managed Assets, which includes the assets purchased through leverage. During the six months ended April 30, 2022, the Adviser earned an Investment Advisory Fee of $3.5 million.

The Fund has entered into an Expense Limitation and Reimbursement Agreement (the “Expense Limitation Agreement”) with the Adviser pursuant to which the Adviser will agree to waive its monthly fee and pay, absorb or reimburse some or all the Fund’s “Specified Expenses” (as defined below), an “Expense Limitation Payment,” for each month during the Limitation Period (as defined below) to the extent necessary so that, for any fiscal year, the Fund’s Specified Expenses do not exceed 0.40% of the average daily value of the Fund’s net assets. “Specified Expenses” of the Fund means all expenses incurred in the business of the Fund, including organizational and operating expenses, with the exception of: (i) the Management Fee (as defined in the Fund’s prospectus), (ii) the Service Fee (as defined in the Fund’s prospectus), (iii) the Distribution Fee (as defined in the Fund’s prospectus), (iv) brokerage costs, (v) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (vi) taxes, and (vii) extraordinary expenses (as determined in the sole discretion of the Adviser). The “Limitation Period” commenced on February 28, 2020 and ends on December 31, 2022. The Fund will agree to repay these amounts (“Reimbursement Payment”) on a monthly basis, but only if and to the extent that Specified Expenses plus the Reimbursement Payment are less than 0.40% of the average daily value of the Fund’s net assets during the fiscal year (or, if a lower expense limit is then in effect, such lower limit). The Fund’s obligation to make Reimbursement Payments expires three years from the end of the fiscal year in which such fees are foregone or expense is incurred by the Adviser.

The Expense Limitation Agreement terminates at the end of the Limitation Period, but may be renewed by the mutual agreement of the Adviser and the Fund for successive terms.

As of April 30, 2022, the amount of Expense Limitation Payments since the inception of the Fund provided by the Adviser is $2.2 million.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

The following table reflects the Expense Limitation Payments that may become subject to reimbursement:

For the period ended	Amount of Expense Limitation Payment	Eligible for Reimbursement Payment through

October 31, 2020	$1,084,637	October 31, 2023

October 31, 2021	832,625	October 31, 2024

	$1,917,262

KKR Capital Markets LLC (the “Distributor”), an affiliate of the Adviser, is the principal underwriter and distributor of the shares and serves in that capacity on a best effort basis, subject to various conditions. Shares will be offered through other brokers, dealers and other financial intermediaries (referred to as “selling agents”) that have entered into selling agreements with the Distributor. Selling agents typically receive the sales load with respect to Class T shares purchased by their clients. The Distributor does not retain any portion of the sales load. Class T shares are sold subject to a maximum sales load of up to 2.00% of the offering price. However, purchases of Class T shares may be eligible for a sales load discount. The selling agents may, in their sole discretion, reduce or waive the sales load on a non-scheduled basis in individual cases. Class I shares and Class U shares are not subject to a sales load; however, investors could be required to pay brokerage commissions on purchases and sales of Class I shares and Class U shares to their selling agents.

The Fund pays the Distributor an ongoing fee (the “Shareholder Servicing Fee”) that is calculated and accrued monthly at an annualized rate of 0.25% of the net assets of the Fund attributable to Class D shares, Class T shares and Class U shares. The Shareholder Servicing Fee is for personal services provided to Shareholders and/or the maintenance of Shareholder accounts services and to reimburse the Distributor for related expenses incurred. The Distributor will generally pay all or a portion of the Shareholder Servicing Fee to the selling agents that sell Class D shares, Class T shares and Class U shares. During the six months ended April 30, 2022, the Fund incurred shareholder servicing fees of $0.3 million.

In addition, the Fund pays the Distributor an ongoing distribution fee (the “Distribution Fee”) that is calculated and accrued monthly at an annualized rate of 0.50% of the net assets of the Fund attributable to Class T shares and Class U shares. The Distribution Fee is for the sale and marketing of the Class T shares and Class U shares and to reimburse the Distributor for related expenses incurred. The Distributor will generally pay all or a portion of the Distribution Fee to the selling agents that sell Class T shares and Class U shares. During the six months ended April 30, 2022, the Fund incurred distribution fees of $0.7 million.

Payment of the Distribution Fee and the Shareholder Servicing Fee is governed by the Fund’s Distribution and Service Plan. Class I shares do not incur a Shareholder Servicing Fee or Distribution Fee, and Class D shares do not incur a Distribution Fee.

Administrator, Custodian and Transfer Agent — U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, serves as the Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services.

U.S. Bank N.A. (the “Custodian”) serves as the Fund’s custodian pursuant to a custody agreement. The Custodian is an affiliate of Fund Services.

Fund Services serves as the Fund’s transfer agent pursuant to a transfer agency agreement.

Deferred Trustees’ Compensation — The Fund has a Deferred Trustees’ Compensation plan (the “Plan”) that allows the Independent Trustees to defer compensation to a future payment period. The compensation is invested in shares of the Fund. The value of a participating Independent Trustee’s deferral account is based on the shares of deferred amounts as designated by the participating Independent Trustees. Changes in the value of

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

the Independent Trustees’ deferral account are included in the Consolidated Statement of Operations. The accrued obligations under the Plan, including unrealized appreciation (depreciation), are included on the Consolidated Statement of Assets and Liabilities.

Other — Certain officers of the Fund are also officers of the Adviser. Such officers are paid no fees by the Fund for serving as officers of the Fund.

5.	Fair Value

The following table presents information about the Fund’s assets measured at fair value on a recurring basis as of April 30, 2022, and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

	Level 1	Level 2	Level 3	Total

Leveraged loans	$—	$264,903,425	$82,525,870	$347,429,295

High yield securities	—	340,311,530	2,387,000	342,698,530

Collateralized loan obligations	—	—	40,074,068	40,074,068

Common & preferred stocks	3,548,637	—	25,833,435	29,382,072

Total	$3,548,637	$605,214,955	$150,820,373	$759,583,965

The following are the details of the restricted securities held by the Fund:

Issuer	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Common Stock

Foresight Energy LLC	Common Stock	17,979	$200,230	$253,396	6/30/2020	0.05%

Med-Metrix	Common Stock	597	29,862	39,747	9/15/2021	0.01%

High Yield

athenahealth Inc	6.500% 02/2030	2,859,000	2,859,000	2,634,740	1/27/2022	0.48%

Preferred Stock

Affordable Care Inc	11.750% 12/2069	677,000	663,528	687,778	8/2/2021	0.12%

Amerivet Partners Management Inc	11.500% 12/2059	298	287,561	292,947	2/25/2022	0.05%

Med-Metrix	8.000% 12/2050	597	29,862	31,172	9/15/2021	0.01%

Private Equity

American Vision Partners	Private Equity	49,770	49,770	48,023	9/30/2021	0.01%

athenahealth Inc	Athena Minerva Agg LLC	12,641,498	12,641,498	13,040,590	2/15/2022	2.37%

Avenue One PropCo	KC AO Member LLC REIT	8,257,528	8,257,528	8,257,528	1/20/2022	1.50%

Pretium Partners LLC P2	SFR 2021-1 Holdings LLC	1,635,306	1,602,600	1,334,115	12/16/2021	0.24%

Pure Gym Ltd	Fitness Agg LP	1,416,469	1,925,990	1,828,593	1/20/2022	0.33%

Revolver

3Pillar Global Inc	Revolver 1L 11/21	186,240	—	(1,918)	11/23/2021	0.00%

48Forty Solutions LLC	Revolver 1L 03/22	610,068	91,510	90,290	3/11/2022	0.02%

Affordable Care Inc	Revolver 1L 08/21	177,081	—	(708)	8/2/2021	0.00%

American Vision Partners	Revolver 1L 09/21	158,140	—	(1,629)	9/30/2021	0.00%

Amerivet Partners Management Inc	Revolver 1L 02/22	197,240	—	(4,142)	2/25/2022	0.00%

Arcfield Acquisition Corp	Revolver 1L 03/22	143,583	—	(718)	3/10/2022	0.00%

Community Brands Inc	Revolver 1L 02/22	60,610	—	(1,212)	2/24/2022	0.00%

Foundation Risk Partners Corp	Revolver 1L 10/21	141,750	—	(1,970)	10/29/2021	0.00%

Galway Partners Holdings LLC	Revolver 1L 09/21	205,492	—	(4,151)	9/30/2021	0.00%

Insight Global LLC	Revolver 1L 09/21	427,591	85,518	79,190	9/22/2021	0.01%

Med-Metrix	Revolver 1L 09/21	158,828	—	—	9/15/2021	0.00%

PartsSource Inc	Revolver 1L 10/21	87,104	—	(1,699)	10/18/2021	0.00%

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Issuer	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

SAMBA Safety Inc	Revolver 1L 09/21	41,810	$10,081	$10,231	9/1/2021	0.00%

SavATree LLC	Revolver 1L 10/21	128,932	—	(748)	10/12/2021	0.00%

Time Manufacturing Co	Revolver 1L 12/21	153,560	115,868	111,891	12/1/2021	0.02%

Leveraged Loans

3Pillar Global Inc	TL 1L 11/21	1,950,624	1,932,534	1,930,533	11/23/2021	0.35%

3Pillar Global Inc	TL 1L DD 11/21	620,800	—	(6,394)	11/23/2021	0.00%

48Forty Solutions LLC	TL 1L DD 03/22	1,203,805	—	(2,408)	3/11/2022	0.00%

48Forty Solutions LLC	TL 1L 03/22	1,974,240	1,955,081	1,970,292	3/11/2022	0.36%

48Forty Solutions LLC	TL 1L 02/22	4,759,482	4,715,981	4,749,963	2/11/2022	0.86%

Affordable Care Inc	TL 1L 08/21	1,595,927	1,581,666	1,589,544	8/2/2021	0.29%

Affordable Care Inc	TL 1L DD 08/21	599,452	44,987	47,946	8/2/2021	0.01%

Alera Group Intermediate Holdings Inc	TL 1L 09/21	660,212	654,160	651,233	9/30/2021	0.12%

Alera Group Intermediate Holdings Inc	TL 1L DD 12/21	540,718	5,703	3,461	12/16/2021	0.00%

Alera Group Intermediate Holdings Inc	TL 1L DD 09/21	187,590	179,461	178,629	9/30/2021	0.03%

American Vision Partners	TL 1L DD 09/21	790,690	—	(8,144)	9/30/2021	0.00%

American Vision Partners	TL 1L 09/21	1,919,644	1,902,313	1,899,871	9/30/2021	0.34%

Amerivet Partners Management Inc	TL 1L 02/22	2,252,490	2,230,633	2,205,188	2/25/2022	0.40%

Amerivet Partners Management Inc	TL 1L DD 02/22	1,577,920	—	(33,136)	2/25/2022	-0.01%

Arcfield Acquisition Corp	TL 1L 03/22	989,130	979,473	984,184	3/10/2022	0.18%

athenahealth Inc	TL 1L 01/22	367,585	365,794	363,219	1/27/2022	0.07%

athenahealth Inc	TL 1L DD 01/22	54,442	—	(646)	1/27/2022	0.00%

Belk Inc	TL 1L EXIT 02/21	951,960	593,540	568,501	2/24/2021	0.10%

Belk Inc	TL 1L 02/21	53,180	52,595	52,582	2/24/2021	0.01%

Community Brands Inc	TL 1L DD 02/22	121,212	—	(2,424)	2/24/2022	0.00%

Community Brands Inc	TL 1L 02/22	1,030,300	1,010,315	1,009,694	2/24/2022	0.18%

Encora Digital Inc	TL 1L 12/21	1,652,370	1,621,033	1,619,089	12/20/2021	0.29%

Encora Digital Inc	TL 1L DD 12/21	398,160	—	(8,019)	12/20/2021	0.00%

Encora Digital Inc	TL 1L 12/21	437,979	425,435	424,840	12/20/2021	0.08%

Excelitas Technologies Corp	TL 2L 10/17	3,690,005	3,623,625	3,701,536	11/17/2017	0.67%

Foresight Energy LLC	TL 1L A 06/20	123,016	123,016	123,016	6/30/2020	0.02%

Foundation Risk Partners Corp	TL 1L 03/22	840,128	827,616	828,450	4/14/2022	0.15%

Foundation Risk Partners Corp	TL 1L DD 03/22	3,360,512	—	(46,711)	4/14/2022	-0.01%

Foundation Risk Partners Corp	TL 1L DD 10/21	291,830	235,295	235,301	10/29/2021	0.04%

Foundation Risk Partners Corp	TL 1L 10/21	1,342,420	1,323,733	1,323,760	10/29/2021	0.24%

Galway Partners Holdings LLC	TL 1L DD 09/21	289,583	—	(5,850)	9/30/2021	0.00%

Galway Partners Holdings LLC	TL 1L 09/21	2,639,201	2,595,570	2,585,888	4/18/2022	0.47%

Insight Global LLC	TL 1L 02/22	1,050,861	1,045,743	1,035,309	2/28/2022	0.19%

Insight Global LLC	TL 1L 09/21	5,428,703	5,379,108	5,348,358	9/22/2021	0.97%

Integrity Marketing Group LLC	TL 1L DD 12/21	2,952,345	38,793	54,323	12/3/2021	0.01%

Learning Care Group Inc	TL 1L B 05/20	276,927	273,152	279,697	5/21/2020	0.05%

Learning Care Group Inc	TL 2L 03/18	194,997	190,373	193,778	2/11/2021	0.04%

Med-Metrix	TL 1L 09/21	1,264,270	1,252,943	1,265,155	9/15/2021	0.23%

Med-Metrix	TL 1L DD 09/21	635,312	121,370	127,507	9/15/2021	0.02%

Novotech Pty Ltd	TL 1L 01/22	1,144,851	1,120,350	1,121,376	1/14/2022	0.20%

Novotech Pty Ltd	TL 1L DD 01/22	266,244	—	(5,459)	1/14/2022	0.00%

Novotech Pty Ltd	TL 1L 01/22	1,579,895	1,115,715	1,092,011	1/14/2022	0.20%

Opendoor Labs Inc	TL 2L DD 10/21	11,000,000	7,329,587	7,134,887	10/1/2021	1.29%

Parts Town LLC	TL 1L 11/21	1,771,618	1,763,733	1,757,268	11/10/2021	0.32%

Parts Town LLC	TL 1L DD 11/21	1,294,328	1,282,225	1,283,844	11/10/2021	0.23%

PartsSource Inc	TL 1L 10/21	1,332,277	1,318,457	1,306,298	10/18/2021	0.24%

PartsSource Inc	TL 1L DD 08/21	464,562	—	(9,059)	10/18/2021	0.00%

Pretium Partners LLC P2	TL 1L 12/21	3,270,612	3,208,244	3,205,200	12/16/2021	0.58%

SAMBA Safety Inc	TL 1L DD 09/21	104,520	—	(554)	9/1/2021	0.00%

SAMBA Safety Inc	TL 1L 09/21	469,144	464,971	466,658	9/1/2021	0.08%

SavATree LLC	TL 1L DD 10/21	154,719	—	(897)	10/12/2021	0.00%

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Issuer	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

SavATree LLC	TL 1L 10/21	848,826	$843,227	$843,903	10/12/2021	0.15%

ScionHealth	TL 1L B 12/21	2,452,134	2,288,201	2,157,878	12/17/2021	0.39%

Sequa Corp	TL 1L 07/20	7,908,353	7,868,843	7,921,559	7/31/2020	1.44%

Sequa Corp	TL 2L 07/20	4,642,245	4,610,782	4,628,318	4/26/2017	0.84%

Sequa Corp	TL 1L B 06/20	396,887	391,707	412,762	7/27/2020	0.07%

SitusAMC Holdings Corp	TL 1L 12/21	2,236,030	2,214,996	2,206,514	12/22/2021	0.40%

Time Manufacturing Co	TL 1L DD 12/21	279,199	—	(7,231)	12/1/2021	0.00%

Time Manufacturing Co	TL 1L 12/21	928,406	908,956	904,360	12/1/2021	0.16%

Time Manufacturing Co	TL 1L 12/21	598,500	663,082	613,558	12/1/2021	0.11%

Ultra Electronics Holdings PLC	TL 1L B 11/21	133,190	132,857	132,341	11/17/2021	0.02%

Ultra Electronics Holdings PLC	TL 1L B 11/21	104,000	117,138	108,888	11/17/2021	0.02%

Yak Access LLC	TL 1L B 05/18	6,809,083	6,427,099	5,919,102	6/29/2018	1.07%

Trade Claim

Quorum Health Corp	Trade Claim	212,000	90,722	19,546	6/1/2018	0.00%

Total			$110,292,339	$109,171,522

(1)	Refer to the Consolidated Schedule of Investments for more details on securities listed.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Leveraged Loans	High Yield Securities	Collateralized Loan Obligations	Common & Preferred Stocks

Balance as of October 31, 2021	$32,241,562	$—	$13,182,021	$1,049,183

Transfer into Level 3	—	2,388,886	—	—

Purchases	61,643,504	—	28,153,499	24,715,627

Sales and paydowns	(11,166,616)	—	(53,100)	—

Settlements	29,573	4,602	16,699	—

Net change in (depreciation)/appreciation	(235,766)	(6,488)	(1,226,113)	68,625

Net realized gains	13,613	—	1,062	—

Balance as of April 30, 2022	$82,525,870	$2,387,000	$40,074,068	$25,833,435

Net change in (depreciation)/appreciation on investments held at April 30, 2022	$(124,283)	$(6,488)	$(452,372)	$29,168

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2022:

Financial Asset	Fair Value	Valuation Technique(1)	Unobservable Inputs(2)	Range (Weighted Average)(3)

Leveraged Loans	$82,525,870	Yield Analysis	Yield	8% - 11% (10%)
			Discount margin	0% - 4% (2%)
			EBITDA multiple	2.0x - 25.8x (14.4x)
			Net leverage	0.0x - 8.9x (6.3x)

Collateralized Loan Obligations	$40,074,068	Yield analysis	Discount margin	0% - 7.9% (7.1%)
		Discounted cash flows	Probability of default	2%
			Constant prepayment rate	20%

Common & Preferred Stock	$25,833,435	Market comparables	LTM EBITDA	16.5x
			FWD EBITDA	2.0x
			Illiquidity discount	15%
		Discounted Cash Flows	WACC	25%

High Yield Securities	$2,387,000	Yield Analysis	Yield	8%
			Discount margin	1%
			EBITDA multiple	13.1x
			Net leverage	10.7x

(1)

For the assets that have more than one valuation technique, the Fund may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0.00%-100.00%. When determining the weighting ascribed to each valuation methodology, the Fund considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100.00% weighting to a single methodology.

(2)

The significant unobservable inputs used in the fair value measurement of the Fund’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and realization opportunities. Significant increases or decreases in any of these inputs in isolation could result in significantly lower or higher fair value measurement.

(3)	Weighted average amounts are based on the estimated fair values.

6.	Investment Transactions

The cost of investments purchased and the proceeds from the sale of investments, other than short-term investments, for the six months ended April 30, 2022 were as follows:

Purchases	$333,117,620

Sales	$104,614,684

There were no purchases or sales of U.S. Government securities.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

7.	Repurchase Offers

As a fundamental policy, which may not be changed without shareholder approval, the Fund offers shareholders the opportunity to request the repurchase of their shares on a quarterly basis. The Fund is required to offer to repurchase not less than 10.00% of its outstanding shares with each repurchase offer and under normal market conditions, the Board expects to authorize a 10.00% offer (“Repurchase Offer). The Fund may not offer to repurchase more than 25.00% of its outstanding shares during any offer. Quarterly repurchases will occur in the months of January, April, July and October.

The time and dates by which Repurchase Offers must be received in good order (“Repurchase Request Deadline”) are generally 4:00 p.m. Eastern time on the first Friday of the month in which the repurchase occurs. The repurchase price will be the Fund’s NAV determined on the repurchase pricing date, which will be a date not more than 14 calendar days following the Repurchase Request Deadline (“Repurchase Pricing Date”). Payment for all shares repurchased pursuant to these offers will be made not later than seven calendar days after the Repurchase Pricing Date (“Repurchase Payment Deadline”). Under normal circumstances, it is expected that the Repurchase Request Deadline will be the same date as the Repurchase Pricing Date. If the tendered shares have been purchased immediately prior to the tender, the Fund will not release repurchase proceeds until payment for the tendered shares has settled.

If more shares are tendered for repurchase than the Fund has offered to repurchase, the Board may, but is not obligated to, increase the number of shares to be repurchased by up to 2.00% of the shares outstanding on the Repurchase Request Deadline. If there are still more shares tendered than are offered for repurchase, shares will be repurchased on a pro rata basis.

During the six months ended April 30, 2022, the Fund completed two quarterly repurchase offers. In these offers, the Fund offered to repurchase no less than 10.00% of the number of its outstanding shares as of the Repurchase Pricing Dates. The result of the repurchase offers were as follows:

Repurchase Request Deadline	Percentage of Outstanding Share the Fund Offered to Repurchase(1)	Repurchase Pricing Date	Pricing Date NAV	Amount Repurchased	Number of Shares Repurchased (all classes)	Percentage of Outstanding Shares Repurchased

14-Jan-22	10.00%	18-Jan-22	$26.68	$8,543,858	321,365	1.74%

8-Apr-22	10.00%	11-Apr-22	$25.07	$24,688,616	997,338	4.58%

(1)

If total repurchase request exceeds 10.00% of the Fund’s outstanding shares, the Fund may increase the number of shares that it is offering to repurchase by up to an additional 2.00% of its total outstanding shares.

8.	Commitments and Contingencies

The Fund may enter into certain credit agreements, of which all or a portion may be unfunded. The Fund will maintain sufficient liquidity to fund these commitments at the borrower’s discretion. As of April 30, 2022, unfunded commitments on these credit agreements were as follows:

Issuer	Asset	Total Commitment	Unfunded Commitment	Fair Value

Revolver

3Pillar Global Inc	Revolver 1L 03/22	$143,583	$143,583	$(718)

3Pillar Global Inc	Revolver 1L 02/22	60,610	60,610	(1,212)

48Forty Solutions LLC	Revolver 1L 08/21	136,050	136,050	(1,034)

48Forty Solutions LLC	Revolver 1L 09/21	158,828	158,828	—

Affordable Care Inc	Revolver 1L 09/21	41,810	31,358	10,231

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Issuer	Asset	Total Commitment	Unfunded Commitment	Fair Value

Alera Group Intermediate Holdings Inc	Revolver 1L 03/22	$610,068	$518,558	$90,290

American Vision Partners	Revolver 1L 10/21	87,104	87,104	(1,699)

Arcfield Acquisition Corp	Revolver 1L 08/21	177,081	177,081	(708)

athenahealth Inc	Revolver 1L 09/21	158,140	158,140	(1,629)

Belk Inc	Revolver 1L 02/22	197,240	197,240	(4,142)

Encora Digital Inc	Revolver 1L 09/21	427,591	342,073	79,190

Encora Digital Inc	Revolver 1L 08/21	128,823	39,935	88,888

Foresight Energy LLC	Revolver 1L 12/21	153,560	37,692	111,891

Foundation Risk Partners Corp	Revolver 1L 10/21	141,750	141,750	(1,970)

Galway Partners Holdings LLC	Revolver 1L 09/21	205,492	205,492	(4,151)

Integrity Marketing Group LLC	Revolver 1L 11/21	186,240	186,240	(1,918)

Learning Care Group Inc	Revolver 1L 12/21	505,280	449,699	47,850

Novotech Pty Ltd	Revolver 1L 10/21	128,932	128,932	(748)

Leveraged Loans

48Forty Solutions LLC	TL 1L DD 02/22	121,212	121,212	(2,424)

Affordable Care Inc	TL 1L DD 09/21	635,312	508,250	127,507

Alera Group Intermediate Holdings Inc	TL 1L DD 09/21	104,520	104,520	(554)

Alera Group Intermediate Holdings Inc	TL 1L DD 12/21	398,160	398,160	(8,019)

American Vision Partners	TL 1L DD 03/22	1,203,805	1,203,805	(2,408)

Amerivet Partners Management Inc	TL 1L DD 08/21	464,562	464,562	(9,059)

Amerivet Partners Management Inc	TL 1L DD 11/21	1,268,665	911,544	337,583

athenahealth Inc	TL 1L DD 08/21	599,452	549,108	47,946

Belk Inc	TL 1L DD 09/21	790,690	790,690	(8,144)

Community Brands Inc	TL 1L DD 02/22	1,577,920	1,577,920	(33,136)

Community Brands Inc	TL 1L DD 01/22	266,244	266,244	(5,459)

Encora Digital Inc	TL 1L DD 01/22	54,442	54,442	(646)

Excelitas Technologies Corp	TL 1L DD 08/21	257,645	257,645	2,937

Foundation Risk Partners Corp	TL 1L DD 12/21	279,199	279,199	(7,231)

Foundation Risk Partners Corp	TL 1L DD 09/21	187,590	6,409	178,629

Foundation Risk Partners Corp	TL 1L DD 12/21	540,718	529,904	3,461

Galway Partners Holdings LLC	TL 1L DD 03/22	3,360,512	3,360,512	(46,711)

Galway Partners Holdings LLC	TL 1L DD 10/21	291,830	52,473	235,301

Insight Global LLC	TL 1L DD 09/21	289,583	289,583	(5,850)

Insight Global LLC	TL 1L DD 12/21	2,952,345	2,874,108	54,323

Learning Care Group Inc	TL 1L DD 11/21	620,800	620,800	(6,394)

Med-Metrix	TL 2L DD 10/21	11,000,000	3,670,413	7,134,887

Med-Metrix	TL 1L DD 04/22	61,978	61,978	(103)

Novotech Pty Ltd	TL 1L DD 10/21	154,719	154,719	(897)

Total		$31,130,085	$22,308,565	$8,393,950

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, management expects the risk of loss to be remote.

9.	Federal Income Taxes

The timing and characterization of certain income, capital gains, and return of capital distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income and net realized gains (losses) on investment transactions for a reporting period may differ significantly from distributions during such period. These book to tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

investment income or accumulated net realized gains (losses), as appropriate, in the period in which the differences arise.

As of October 31, 2021, the following permanent differences have been reclassified (to)/from the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Losses	Paid-in Capital

$1,282,621	$(1,196,996)	$(85,625)

The tax character of distributions declared for the year ended October 31, 2021 and the six months ended April 30, 2022 were as follows:

	Ordinary Income	Realized Gains	Total

October 31, 2021	$21,044,567	$882,344	$21,926,911

April 30, 2022*	$17,645,178	$—	$17,645,178

*

The final tax character of any distribution declared during the six months ended April 30, 2022 will be determined in January 2023 and reported to shareholders on IRS Form 1099-Div in accordance with federal income tax regulations.

As of October 31, 2021, the components of accumulated distributable earnings on a tax basis for the Fund are as follows:

Undistributed Ordinary Income	Net Unrealized Appreciation	Undistributed Long Term Gains	Other Temporary Differences	Total Accumulated Gains

$13,961,127	$393,335	$774,038	$(8,462,699)	$6,665,801

Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of October 31, 2021, the Fund did not have non-expiring capital loss carry-forwards.

As of October 31, 2021, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fund are as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

$592,178,506	$7,964,942	$(7,571,607)	$393,335

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

10.	Credit Facility

On August 23, 2021, KCOP Funding LLC, a wholly owned subsidiary of the Fund, entered into a multi-currency credit facility agreement (the “JPM Credit Facility”) with JPMorgan Chase Bank, National Association to borrow up to an aggregate amount of $200.0 million, with options to increase the financing commitment up to $500.0 million. On November 4, 2021 and April 6, 2022, KCOP Funding LLC amended the JPM Credit Facility and increased the commitment to a total outstanding commitment of $250.0 million and $300.0 million, respectively.

The JPM Credit Facility’s initial term ends on August 23, 2023, with options to extend the term up to August 23, 2025. Prior to April 6, 2022, borrowings accrued interest based on the London Interbank Offered Rate, or at a base rate applicable to each currency’s borrowing, plus a spread of 1.60%, or 1.72% for borrowings denominated in the British pound. Beginning April 6, 2022, borrowings accrue interest based on the Secured Overnight Financing Rate, or a base rate applicable to each currency’s borrowing, plus a spread of 1.60% to 1.70%. Commitment fees on the JPM Credit Facility accrue at a rate of 0.35% or 0.65% depending on the utilization levels. The JPM Credit Facility contains certain financial and operating covenants that require the maintenance of ratios and benchmarks throughout the borrowing period. As of April 30, 2022, the Fund is in compliance with these covenants.

The components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread) and average outstanding balances for the Fund’s credit facilities for the six months ended April 30, 2022 were as follows:

Stated interest expense	$1,646,730

Unused commitment fees	80,386

Amortization of deferred financing costs	350,117

Total interest expense	$2,077,233

Weighted average interest rate	0.87%

Average borrowings	$189,463,429

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

Approval of Investment Advisory Agreement

Background

At a meeting of the Board of KKR Credit Opportunities Portfolio (the “Fund”) held on December 16, 2021 (the “Meeting”), the members of the Board, including the Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and unanimously approved the continuance of the investment advisory agreement (the “Investment Advisory Agreement”) between KKR Credit Advisors (US) LLC (the “Adviser”) and the Fund.

Prior to the Meeting, the Independent Trustees received a memorandum from their independent legal counsel concerning the duties and responsibilities of board members in considering approval of the Investment Advisory Agreement. The Board had also received and considered materials it deemed reasonably necessary for its review of the Investment Advisory Agreement, including materials and reports prepared by the Adviser and a third-party service provider comparing fee, expense and performance information to a collection of registered closed-end funds operated as “interval funds” believed by the Adviser to have comparable investment objectives and strategies as well as to peer groups of registered closed-end funds in the same or similar Morningstar categories as the Fund (collectively, the “Peer Funds”).

The Independent Trustees discussed with management and separately with their independent legal counsel the materials provided by management prior to the scheduled board meeting.

In its consideration of the approval of the Investment Advisory Agreement, the Board considered various factors, including the following:

Nature, Extent and Quality of Services

In considering the nature, extent and quality of services provided by the Adviser, the Board relied on their ongoing experience as Trustees of the Fund as well as on the materials provided at and prior to the Meeting. The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Investment Advisory Agreement, including portfolio management, investment research and overseeing portfolio transactions. It was further noted that the Adviser coordinates and oversees the provision of services provided to the Fund by other service providers.

The Board reviewed and considered the qualifications, background and experience of the investment team and other key personnel of the Adviser who provide advisory and non-advisory services to the Fund. The Board also considered the resources, operations and practices of the Adviser both generally and in managing the Fund’s portfolio. The Board noted the Adviser’s extensive experience in managing portfolios of loans and fixed income securities, knowledge of loan and fixed income markets, expertise in private credit transactions, and analytical and risk management capabilities. The Board determined that the nature and extent of services provided by the Adviser to the Fund were appropriate and that the Fund should continue to benefit from the nature, extent and quality of these services as a result of the Adviser’s experience, personnel, operations and resources.

Performance, Fees and Expenses of the Fund

The Board considered the performance of the Fund for the one-year and since-inception periods (as of October 31, 2021) under the management of the Adviser on an absolute basis and in comparison to the performance of the Peer Funds. The Board also considered the Adviser’s rationale for including certain funds among the Peer Funds for purposes of comparison, as well as the reasons why the Adviser believes that the Fund’s particular Morningstar category provides an imprecise comparison. The Adviser also discussed with the Board the key contributors and detractors to the Fund’s performance during the period.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

The Board then discussed with the Adviser the Fund’s fees and expenses relative to the Peer Funds and other accounts advised by the Adviser. The Board noted that the Fund’s advisory fee is generally comparable to the fees charged by the Adviser or its affiliates to other clients for which it provides comparable services or uses overlapping portfolio management team members. The Board further noted that the Fund’s advisory fee was lower than the median of the Peer Funds in its Morningstar category. The Board also took into account the impact of leverage on the advisory fee paid by the Fund. In addition to the advisory fee, the Board also reviewed the Fund’s total expense ratio and observed that the Fund’s net expense ratio was lower than the median of the Peer Funds in its Morningstar category. Following its review, in light of the extent and high quality of services that the Fund receives, the Board determined that the Fund’s performance under the management of the Adviser was satisfactory and that the Fund’s fees and expenses were reasonable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how it relates to the structure of the Fund’s advisory fee schedule, which does not include breakpoints. The Board concluded that the Fund’s advisory and administration fees are appropriate in light of the projected size of the Fund and appropriately reflect the current economic and competitive environment for the Adviser. The Trustees also observed that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale in the future as the Fund grows to determine if and how any such economies of scale could be shared with the Fund and its investors.

Profitability of the Adviser and Affiliates

The Board considered the profitability to the Adviser of its relationship with the Fund. The Board had been provided information concerning costs incurred and profits realized by the Adviser under the Investment Advisory Agreement. The Adviser discussed its cost allocation methodology and the reasons why the Adviser believed it to be reasonable. The Board also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Investment Advisory Agreement. After discussion and analysis, the Board concluded that the profitability was in no case such as to render the advisory fee excessive.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund. Based on information provided by and discussions with the Adviser, the Board concluded that these benefits did not appear to be material at the present time.

Resources of the Adviser and Relationship with the Fund

The Board considered the financial circumstances of the Adviser and whether the Adviser has the resources necessary to perform its obligations under the Investment Advisory Agreement. The Board also reviewed and considered the relationship between the Fund and the Adviser, including the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Investment Advisory Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser demonstrates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

Credit Opportunities Portfolio	April 30, 2022 (Unaudited)

General Conclusion

After considering and weighing all of the above factors, the Board concluded that the advisory fee was reasonable in light of the services provided by the Adviser and it would be in the best interests of the Fund and its shareholders to approve renewal of the Investment Advisory Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors during the Meeting and over the course of numerous meetings, some of which were in executive session with only the Independent Trustees and their counsel present. Individual Board members may have ascribed different weights to these factors in their individual considerations in reaching their unanimous decision to approve the renewal of the Investment Advisory Agreement.

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No purchases were made during the reporting period by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the six months ended April 30, 2022 that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the period reported on this Form N-CSR.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KKR Credit Opportunities Portfolio

By	/s/ Eric Mogelof
Eric Mogelof, President

Date June 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Mogelof
Eric Mogelof, President

Date June 29, 2022

By	/s/ Thomas Murphy
Thomas Murphy, Treasurer, Chief Accounting Officer & Chief Financial Officer

Date June 29, 2022